As filed with the Securities and Exchange Commission on July 3, 2001


                                             1933 Act Registration No.  2-91362
                                             1940 Act Registration No. 811-4040


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-lA

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
                         Pre-Effective Amendment No.   [ ]
                       Post-Effective Amendment No. 73 [X]

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                              Amendment No. 66 [X]
                        (Check appropriate box or boxes.)

                        BRINSON MANAGED INVESTMENTS TRUST
                (formerly PaineWebber Managed Investments Trust)
               (Exact name of registrant as specified in charter)
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)
       Registrant's telephone number, including area code: (212) 713-2000

                              AMY R. DOBERMAN, ESQ.
                             Brinson Advisors, Inc.
               (formerly Mitchell Hutchins Asset Management Inc.)
                           1285 Avenue of the Americas
                          New York, New York 10019-6028
                     (Name and address of agent for service)


                                   Copies to:
                             ELINOR W. GAMMON, ESQ.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                  Second Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202)778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.


It is proposed  that this filing will become  effective:
[ ]  Immediately  upon filing  pursuant to Rule 485(b)
[ ]  On ________________ pursuant to Rule 485(b)
[ ]  60 days after filing  pursuant to Rule  485(a)(1)
[ ]  On ________________ pursuant to Rule  485(a)(1)
[X]  75 days after filing pursuant to Rule 485(a)(2)
[ ]  On ________________ pursuant to Rule 485(a)(2)

Title of Securities Being Registered: Class A, B, C and Y Shares of Beneficial Interest of Brinson Equity Focus Fund.

                              SUBJECT TO COMPLETION
                    PRELIMINARY PROSPECTUS DATED JULY , 2001



BRINSON EQUITY
FOCUS FUND

                         -------------------------------

                                   PROSPECTUS
                                SEPTEMBER , 2001

                         -------------------------------




This prospectus offers Class A, Class B, Class C and Class Y shares of Brinson Equity Focus Fund. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are available only to certain types of investors.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

-------------------------------------------------------------------------------
              Not FDIC Insured. May lose value. No bank guarantee.
 ------------------------------------------------------------------------------



[For the left hand margin: The information in this preliminary prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This preliminary prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.]

                            BRINSON EQUITY FOCUS FUND

  ---------------------------------------------------------------------------

                                    CONTENTS

                                    THE FUND
  ---------------------------------------------------------------------------

What every investor        3    Investment Objective, Strategies and Risks
should know about
the fund                   4    Expenses and Fee Tables

                           5    More About Risks and Investment Strategies


                                 YOUR INVESTMENT
  ---------------------------------------------------------------------------

Information for            7    Managing Your Fund Account
managing your fund              -- Flexible Pricing
account                         -- Buying Shares
                                -- Selling Shares
                                -- Exchanging Shares
                                -- Pricing and Valuation

                             ADDITIONAL INFORMATION
  ---------------------------------------------------------------------------

Additional important      12   Management
information about
the fund                  13   Dividends and Taxes

                          14   Portfolio Manager's Prior Performance Information

  ---------------------------------------------------------------------------

Where to learn more            Back cover
about Brinson mutual
funds


           ---------------------------------------------------------
           The fund is not a complete or balanced investment program.
           ---------------------------------------------------------

                            Brinson Equity Focus Fund
                     ---------------------------------------


                            BRINSON EQUITY FOCUS FUND

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
                   ------------------------------------------

FUND OBJECTIVE

Long term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund will invest, under normal circumstances, at least 80% of its assets in equity securities of companies that its sub-advisor believes have substantial potential for long-term capital appreciation and that satisfy the stock selection criteria described below. The fund expects to hold a focused portfolio of approximately 35 to 50 stocks.

The fund invests primarily in the stocks of large capitalization U.S. companies. The fund may invest, to a lesser extent, in stocks of mid and small capitalization companies and foreign companies if consistent with the stock selection process described below. The fund may invest in bonds but is generally not expected to do so.

Some of the fund's investments may be denominated in foreign currencies. The fund may (but is not required to) use options, futures contracts and other derivatives as part of its investment strategy or to help manage portfolio risks.

The fund's investment advisor, Brinson Advisors, Inc., has appointed its affiliate, Global Asset Management (USA) Inc. ("GAM"), to serve as the fund's sub-advisor. In selecting securities for the fund, GAM uses its own proprietary research analysis and risk-scoring system. GAM seeks to identify companies with long-term growth expectations for the issuing companies that are greater than that implied by the current market value of the stocks. GAM also seeks stocks that demonstrate short-term fundamentals that are below the companies' normal long-term capabilities and thus provide good buying opportunities. In terms of fundamentals, GAM looks for companies with:

o     Sustainable or improving return on invested capital

o     Steady or decreasing company specific risk

o Suitable and prudent capital investment - the ability to grow assets when there is positive excess return on invested capital and shrink assets when return is negative

o Market valuations that do not fully reflect improving operating conditions of the company

GAM typically sells a stock for the fund if the stock ceases to meet its selection criteria or the stock's price appreciates so that it equals or exceeds the anticipated improvement in fundamentals. GAM also sells a stock when it identifies a more attractive investment opportunity.

The fund will notify shareholders at least 60 days prior to any change in its policy of investing at least 80% of its assets in equity investments.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the fund. The principal risks presented by an investment in the fund are:

o EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

o FOCUS RISK - Because the fund typically will invest in a focused portfolio of approximately between 35 to 50 stocks, it may be subject to greater share price fluctuations than a more broadly diversified fund.

o FOREIGN INVESTING RISK - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad.

More information about the risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

THE FUND IS NEWLY ORGANIZED. AS A RESULT, IT HAS NO OPERATING HISTORY OR PERFORMANCE INFORMATION TO INCLUDE IN A BAR CHART OR TABLE REFLECTING AVERAGE ANNUAL RETURNS.

                            Brinson Equity Focus Fund
                     ---------------------------------------

                             EXPENSES AND FEE TABLES
                             -----------------------



FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment at the time of a purchase or sale)

                                                                          CLASS A         CLASS B           CLASS C     CLASS Y
                                                                          -------         -------           -------     -------
Maximum Sales Charge (Load) Imposed on Purchases
   (as a % of offering price) .....................................         5.5%            None              1%         None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
   (as a % of offering price) .....................................         None             5%               1%         None
Exchange Fee ......................................................         None            None             None        None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                                           CLASS A         CLASS B         CLASS C      CLASS Y
                                                                           -------         -------         -------      -------

Management Fees ...................................................          0.80%           0.80%           0.80%        0.80%
Distribution and/or Service (12b-1) Fees ..........................          0.25            1.00            1.00         None
Other Expenses* ...................................................          0.25            0.25            0.25         0.25
                                                                             ----            ----            ----         ----
Total Annual Fund Operating Expenses ..............................          1.30%           2.05%           2.05%        1.05%
                                                                             ----            ----            ----         ----

---------------
* "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                          1 YEAR         3 YEARS
                                                                          ------         -------
Class A............................................................        $675            $939
Class B (assuming sale of all shares at end of period).............         708             943
Class B (assuming no sale of shares)...............................         208             643
Class C (assuming sale of all shares at end of period).............         406             736
Class C (assuming no sale of shares)...............................         306             736
Class Y ...........................................................         107             334


                            Brinson Equity Focus Fund
                  --------------------------------------------

                   MORE ABOUT RISKS AND INVESTMENT STRATEGIES
                   ------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

EQUITY RISK. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The fund may lose a substantial part, or even all, of its investment in a company's stock.

FOCUS RISK. Because the fund will typically invest in a focused portfolio of approximately 35 to 50 stocks, it may be subject to greater share price fluctuations than a more broadly diversified fund.

FOREIGN INVESTING RISK. Foreign securities are subject to risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices. Foreign investments denominated in foreign currencies are subject to the risk that the value of a foreign currency will fall in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

ADDITIONAL RISKS

CREDIT AND INTEREST RATE RISKS. The fund is authorized to invest in bonds and other income-producing securities. These securities are subject to credit risk and interest rate risk. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments in bonds will fall.

DERIVATIVES RISK. The value of "derivatives" - so called because their value "derives" from the value of an underlying asset, reference rate or index - may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. Options, futures contracts and forward currency contracts are examples of derivatives. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge may not succeed if changes in the value of the derivatives that are not matched by opposite changes in the value of assets being hedged.

LIMITED CAPITALIZATION RISK. Securities of mid and small capitalization companies generally involve greater risk than securities of larger capitalization companies because they may be more vulnerable to adverse business or economic developments. Mid and small capitalization companies also may have limited product lines, markets or financial resources, and they may be dependent on a relatively small management group. Securities of mid and small capitalization companies may be less liquid and more volatile than securities of larger capitalization companies or the market averages in general. In general, all of these risks are greater for small capitalization companies than for mid capitalization companies. In addition, small capitalization companies may not be well known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

ADDITIONAL INVESTMENT STRATEGIES

USE OF PROCEEDS OF INITIAL OFFERING. The fund may not be fully invested in stocks until approximately 30 days after it begins investment operations. During that period, the fund may invest a larger than normal portion of its assets in short-term debt obligations, money market instruments and options and futures contracts as well as purchasing stocks.

DEFENSIVE POSITIONS; CASH RESERVES. To protect itself from adverse market conditions, the fund may take a temporary defensive position that is different from its normal investment strategy. This means that the fund may temporarily invest a larger-than-normal part, or even all, of its assets in cash or money market instruments, including money market instruments that are denominated in foreign currencies. Because money market instruments provide relatively low income or opportunity for capital appreciation, a defensive or transitional position may not be consistent with achieving the fund's investment objective. The fund may invest up to 20% of its assets in cash or money market instruments as a cash reserve for liquidity. Under unusual market conditions, the fund may invest more than 20% of its investments in money market instruments for these purposes.

PORTFOLIO TURNOVER. The fund may engage in frequent trading to achieve its investment objective. Frequent trading can result in portfolio turnover in excess of 100% (high portfolio turnover).

Frequent trading may increase the portion of the fund's capital gains that are realized for tax purposes in any given year. This may increase the fund's taxable distributions in that year. Frequent trading also may increase the portion of the fund's realized capital gains that are considered "short-term" for tax purposes. Shareholders will pay higher taxes on distributions that

                            Brinson Equity Focus Fund
                  --------------------------------------------


represent short-term gains than they would pay on distributions that represent long-term gains. Frequent trading also may result in higher fund expenses due to transaction costs.

The fund does not restrict the frequency of trading to limit expenses or to minimize the tax effect that the fund's distributions may have on shareholders.

                            Brinson Equity Focus Fund
                  --------------------------------------------

                           MANAGING YOUR FUND ACCOUNT
                           --------------------------

INITIAL SUBSCRIPTION PERIOD
---------------------------

During an initial subscription period currently scheduled to end on or about October 30, 2001, the fund will offer its shares at a subscription price equal to its initial net asset value per share of $10 plus any applicable sales charge, as described below. You must pay the purchase price as indicated below. The fund expects to begin investment operations shortly after the subscription period ends.

After the initial sales period ends, the fund may stop offering its shares for purchase (including exchange purposes) for a period of up to 30 days. You will not be able to buy shares of the fund during this period, but you will be able to sell your shares. Brinson Advisors will decide whether the fund should temporarily stop offering its shares based on its judgment of whether the sub-advisor can invest the initial offering proceeds more effectively without daily inflows of new money.

During the offering period, selected dealers may obtain non-binding indications of interest before they actually confirm any orders. They will accept subscriptions through the last day of the offering period, although no payment is due until the offering period closes. During the offering period, the fund may withdraw, cancel or modify the offering of shares without notice. The fund may also refuse any order in whole or in part.

FLEXIBLE PRICING
----------------

The fund offers four classes of shares - Class A, Class B, Class C and Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are only available to certain types of investors.

The fund has adopted a rule 12b-1 plan for its Class A, Class B and Class C shares that allows it to pay service and (for Class B and Class C shares) distribution fees for the sale of its shares and services provided to shareholders. Because the 12b-1 fees for Class B and Class C shares are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid the front-end sales charge for Class A shares.

CLASS A SHARES

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is paid at the time of purchase and is not invested in the fund. Class A shares pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

The Class A sales charges for the fund are described in the following table.

CLASS A SALES CHARGES


                                                 SALES CHARGE AS A PERCENTAGE OF:              REALLOWANCE TO SELECTED DEALERS AS
AMOUNT OF INVESTMENT                            OFFERING PRICE NET AMOUNT INVESTED               PERCENTAGE OF OFFERING PRICE*
--------------------                            -------------- -------------------               ----------------------------
Less than $50,000................                 5.50%                 5.82%                                 5.00%
$50,000 to $99,999...............                 4.50                  4.71                                  4.00
$100,000 to $249,999.............                 3.50                  3.63                                  3.00
$250,000 to $499,999 ............                 2.50                  2.56                                  2.00
$500,000 to $999,999 ............                 2.00                  2.04                                  1.75
$1,000,000 and over (1) .........                 None                 None                            Up to 1.00 (2)


* For the initial subscription period ending on or about October 30, 2001, Brinson Advisors will reallow the full amount of the sales charge to selected dealers.

(1) A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under the fund's Systematic Withdrawal Plan are not subject to this charge.

(2) Brinson Advisors pays 1.00% to the dealer for sales of greater than $1 million but less than $3 million, 0.75% for sales of at least $3 million but less than $5 million, 0.50% for sales of at least $5 million but less than $50 million, and 0.25% for sales of $50 million or more.

                            Brinson Equity Focus Fund
                  --------------------------------------------

CLASS A SALES CHARGE REDUCTIONS AND WAIVERS. You may qualify for a lower sales charge if you already own Class A shares of a Brinson or PACE mutual fund. You can combine the value of Class A shares that you own in other Brinson and PACE funds and the purchase amount of the Class A shares that you are buying.

You may also qualify for a lower sales charge if you combine your purchases with those of:

o     your spouse, parents or children under age 21;

o     your Individual Retirement Accounts (IRAs);

o     certain employee benefit plans, including 401(k) plans;

o     a company that you control;

o     a trust that you created;

o Uniform Transfers to Minors Act/Gifts to Minors Act accounts created by you or by a group of investors for your children; or

o     accounts with the same advisor.

You may qualify for a complete waiver of the sales charge for Class A shares if you:

o Are an employee of Brinson Advisors or its affiliates or the spouse, parent or child under age 21 of a Brinson Advisors employee;

o Buy these shares through a UBS PaineWebber SM* Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm that was registered as a broker-dealer with the SEC, and

      - you were the Financial Advisor's client at the competing brokerage firm;

      - within 90 days of buying shares in a fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

      - you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund.

o Acquire these shares through the reinvestment of dividends paid by any unit investment trust underwritten or advised by Brinson Advisors or one of its affiliates;

o Are a 401(k) or 403(b) qualified employee benefit plan with 50 or more eligible employees in the plan or at least $1 million in assets;

o     Buy shares through UBS PaineWebber's PACESM Multi-Advisor Program; or

o Acquire these shares through a UBS PaineWebber InsightOneSM Program brokerage account.

CLASS B SHARES

Class B shares have a contingent deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase in fund shares. However, you may have to pay a deferred sales charge when you sell your fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for the period specified below, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of the specified period, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:

                              PERCENTAGE (BASED ON AMOUNT OF
       IF YOU SELL           INVESTMENT) BY WHICH THE SHARES'
      SHARES WITHIN:          NET ASSET VALUE IS MULTIPLIED:
      -------------           -----------------------------

                                LESS     $250,000    $500,000
                                THAN        TO          TO
                             $250,000    $499,999    $999,999
                             --------    --------    --------
1st year since purchase         5%           3%          2%
2nd year since purchase         4%           2%          1%
3rd year since purchase         3%           1%         None
4th year since purchase         2%         None         None
5th year since purchase         2%         None         None
6th year since purchase         1%         None         None
7th year since purchase        None        None         None

Class B shares automatically convert to Class A shares after the end of the sixth year if you purchase shares valued at less than $250,000, after the end of the third year if you purchase shares valued at least $250,000 but less than $500,000 and after the end of the second year if you purchase shares valued at least $500,000 but less than $1 million. TO QUALIFY FOR THE LOWER DEFERRED SALES CHARGE AND SHORTER CONVERSION SCHEDULE, YOU MUST MAKE THE INDICATED INVESTMENT AS A SINGLE PURCHASE.

We will not impose the deferred sales charge on Class B shares purchased by reinvesting dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Systematic Withdrawal Plan.

----------
UBS PaineWebber is a servicemark of UBS AG.

                            Brinson Equity Focus Fund
                  --------------------------------------------

To minimize your deferred sales charge, we will assume that you are selling:

o     First, Class B shares representing reinvested dividends, and

o     Second, Class B shares that you have owned the longest.

CLASS B SALES CHARGE WAIVERS. You may qualify for a waiver of the deferred sales charge on a sale of shares if:

o     You participate in the Systematic Withdrawal Plan;

o You are older than 59-1/2 and are selling shares to take a distribution from certain types of retirement plans;

o     You receive a tax-free return of an excess IRA contribution;

o     You  receive  a  tax-qualified   retirement  plan  distribution  following
      retirement;

o The shares are sold within one year of your death and you owned the shares either (1) as the sole shareholder or (2) with your spouse as a joint tenant with the right of survivorship;

o The shares are held in trust and the death of the trustee requires liquidation of the trust; or

o The shares are sold in connection with a transfer from an existing Brinson or PACE mutual fund SIMPLE IRA to another fund group's SIMPLE IRA.

CLASS C SHARES

Class C shares have a front-end sales charge that is included in the offering price of the Class C shares, as described in the following table. This sales charge is not invested in the fund.

          SALES CHARGE AS A                 REALLOWANCE TO
            PERCENTAGE OF                  SELECTED DEALERS
                        NET AMOUNT         AS PERCENTAGE OF
OFFERING PRICE           INVESTED           OFFERING PRICE
--------------           --------           --------------
       1.00%               1.01%                1.00%

Class C shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge of 1% applicable if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 1.00% by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale. We will not impose the deferred sales charge on Class C shares representing reinvestment of dividends or on withdrawals in the first year after purchase of up to 12% of the value of your Class C shares under the Systematic Withdrawal Plan.

CLASS C SALES CHARGE WAIVERS. You may qualify for a waiver of the front-end sales charge for Class C shares if you:

      Buy these shares in a UBS PaineWebber brokerage account through the investment of proceeds of the sale of shares in an unaffiliated mutual fund and

      - you buy shares of the fund within 90 days after your sale of Class C shares of the unaffiliated mutual fund;

      - the shares of the unaffiliated fund were not held in a UBS PaineWebber brokerage account; and

      - you purchase an amount that does not exceed the total amount of money you received from the sale of the unaffiliated fund.

o Are a 401(k) or 403(b) qualified employee benefit plan with fewer than 100 employees or less than $1 million in assets.

IF YOU ARE ELIGIBLE FOR A COMPLETE WAIVER OF THE SALES CHARGE ON BOTH CLASS A SHARES AND CLASS C SHARES, YOU SHOULD PURCHASE THE CLASS A SHARES. CLASS A SHARES HAVE LOWER ONGOING EXPENSES AND ARE GENERALLY NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE WHEN YOU SELL THEM.

You also may be eligible to sell your shares without paying a contingent deferred sales charge if you:

o Are a 401(k) or 403(b) qualified employee benefit plan with fewer than 100 employees or less than $1 million in assets;

o The shares are sold in connection with a transfer from an existing Brinson or PACE mutual fund SIMPLE IRA to another fund group's SIMPLE IRA.

NOTE ON SALES CHARGE WAIVERS FOR CLASS A, CLASS B AND CLASS C SHARES

If you think you qualify for any of these sales charge waivers, you may need to provide documentation to Brinson Advisors or the fund. For more information, you should contact your investment professional or call 1-800-647-1568. If you want information on the fund's Systematic Withdrawal Plan, see the SAI or contact your investment professional.

CLASS Y SHARES

Class Y shares have no sales charge. Only specific types of investors can purchase Class Y shares. You may be eligible to purchase Class Y shares if you:

o Buy $10 million or more of Brinson and PACE mutual fund shares at any one time;

o Are a qualified retirement plan with 5,000 or more eligible employees or $50 million in assets; or

o Are a corporation, bank, trust company, insurance company, pension fund, employee benefit plan, professional firm, trust, estate or educational,

                            Brinson Equity Focus Fund
                  --------------------------------------------

      religious or charitable organization with 5,000 or more employees with over $50 million in investable assets.

The trustee of a 401(k) plan for employees of Brinson Advisors or its affiliates is also eligible to purchase Class Y shares.

Class Y shares do not pay ongoing distribution or service fees. The ongoing expenses for Class Y shares are the lowest for all the classes.

BUYING SHARES
-------------

You can buy fund shares through your investment professional at a broker-dealer or other financial institution with which Brinson Advisors has a dealer agreement. Otherwise, you can invest in the fund through the fund's transfer agent, PFPC Inc. You can obtain an application by calling 1-800-647-1568. You must complete and sign the application and mail it, along with a check, to:

     PFPC Inc.
     Attn.: Brinson Mutual Funds
     P.O. Box 8950
     Wilmington, DE  19899.

If you wish to invest in other Brinson or PACE funds, you can do so by:

o Contacting your investment professional (if you have an account at a financial institution that has entered into a dealer agreement with Brinson Advisors);

o     Mailing an application with a check; or

o Opening an account by exchanging shares from another Brinson or PACE mutual fund.

You do not have to complete an application when you make additional investments in the same fund.

The fund and Brinson Advisors reserve the right to reject a purchase order or suspend the offering of shares.

MINIMUM INVESTMENTS
-------------------

   To open an account...................... $ 1,000
   To add to an account.................... $   100

The fund may waive or reduce these amounts for:

o     Employees of Brinson Advisors or its affiliates; or

o Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the fund's automatic investment plan.

MARKET TIMERS. The interests of the fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations - also known as "market timing." When large dollar amounts are involved, the fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's fund shares. These factors may hurt the fund's performance and its shareholders. When Brinson Advisors believes frequent trading would have a disruptive effect on the ability to manage the fund's investments, Brinson Advisors and the fund may reject purchase orders and exchanges into the fund by any person, group or account that Brinson Advisors believes to be a market timer.

SELLING SHARES
--------------

You can sell your fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment.

If you hold your shares at a financial institution, you can sell shares by contacting your investment professional.

If you bought your shares through the fund's transfer agent, you can sell your shares by writing to the transfer agent. Your letter must include:

o     Your name and address;

o     The fund's name;

o     Your account number;

o     The dollar amount or number of shares you want to sell; and

o A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program
      (MSP). The fund will not accept signature guarantees that are not a part of these programs.

Mail the letter to:

         PFPC Inc.
         Attn.: Brinson Mutual Funds
         P.O. Box 8950
         Wilmington, DE  19899.

If you sell Class A shares and then repurchase Class A shares of the same fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

                            Brinson Equity Focus Fund
                  --------------------------------------------

It costs the fund money to maintain shareholder accounts. Therefore, the fund reserves the right to repurchase all shares in any account that has a net asset value of less than $500. If the fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. The fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.

EXCHANGING SHARES
-----------------

You may exchange Class A, Class B or Class C shares of the fund for shares of the same class of most other Brinson and PACE mutual funds. You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. However, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. The fund will use the date of your original share purchase to determine whether you must pay a deferred sales charge when you sell the shares of the fund acquired in the exchange.

Other Brinson and PACE mutual funds may have different minimum investment amounts. You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other fund.

You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.

If you hold your fund shares through a financial institution, you may exchange your shares by placing an order with that institution.

OTHER INVESTORS. You may exchange your shares by writing to the fund's transfer agent. You must include:

o     Your name and address;

o The name of the fund whose shares you are selling and the name of the fund whose shares you want to buy;

o     Your account number;

o How much you are exchanging (by dollar amount or by number of shares to be sold); and

o A guarantee of your signature. (See "Buying Shares" for information on obtaining a signature guarantee.)

Mail the letter to:

         PFPC Inc.
         Attn.: Brinson Mutual Funds
         P.O. Box 8950
         Wilmington, DE  19899.

The fund may modify or terminate the exchange privilege at any time.

PRICING AND VALUATION

The price at which you may buy, sell or exchange fund shares is based on net asset value per share. The fund calculates net asset value on days that the New York Stock Exchange (NYSE) is open. The fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the fund does not price its shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares will be based on the net asset value (adjusted for any applicable sales charges) that is next calculated after the fund accepts your order. If you place your order through a financial institution, your investment professional is responsible for making sure that your order is promptly sent to the fund.

The fund calculates its net asset value based on the current market value of its portfolio securities. The fund normally obtains market values for its securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the fund's board. The fund normally uses the amortized cost method to value bonds that will mature in 60 days or less.

The fund calculates the U.S. dollar value of investments that are denominated in foreign currencies daily, based on current exchange rates. The fund may own securities, including some securities that trade primarily in foreign markets that trade on weekdays or other days on which the fund does not calculate market value. As a result, the fund's net asset value may change on days when you will not be able to buy and sell fund shares. If the fund concludes that a material change in the value of a foreign security has occurred after the close of trading in its principal foreign market but before the close of trading on the NYSE, the fund may use fair value methods to reflect those changes. This policy is intended to assure that the fund's net asset value fairly reflects security values as of the time of pricing.

                            Brinson Equity Focus Fund
                  --------------------------------------------

                                   MANAGEMENT
                                   ----------

INVESTMENT ADVISOR

Brinson Advisors, Inc. is the fund's investment advisor and administrator. Brinson Advisors is located at 51 West 52nd Street, New York, New York, 10019-6114, and is an indirect wholly owned asset management subsidiary of UBS AG. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry. On May 31, 2001, Brinson Advisors was advisor or sub-advisor of 23 investment companies with 57 separate portfolios and aggregate assets of approximately $64.6 billion.

Global Asset Management (USA) Inc. is also a wholly owned indirect subsidiary of UBS AG. As of May 31, 2001, GAM had over $12.7 billion in assets under management.

PORTFOLIO MANAGER

James A. Abate is responsible for the day-to-day management of the fund's portfolio. Mr. Abate is an investment director of GAM, where he manages other investment companies and accounts. Prior to joining GAM in January 2001, Mr. Abate was the chief financial officer for Viewpoint Corporation. Prior to May 1, 2000, Mr. Abate served as managing director and portfolio manager at Credit Suisse Asset Management ("CSAM"), with responsibility for managing CSAM's U.S. Select Equity portfolios as well as the firm's New York based global sector funds. Mr. Abate managed assets for CSAM and its predecessor firms for five years.

See below in "Portfolio Manager's Prior Performance Information" for information about the performance of an offshore open-end fund previously managed by Mr. Abate with substantially similar investment objectives, policies and strategies to those of the fund.

ADVISORY FEES

The fund pays Brinson Advisors for its advisory and administration services at the annual contract rate of 0.80% of its average daily net assets.

OTHER INFORMATION

The fund has received an exemptive order from the SEC that permits its board to replace a sub-advisor by appointing an unaffiliated sub-advisor and to amend sub-advisory contracts with unaffiliated sub-advisors without obtaining shareholder approval.

                            Brinson Equity Focus Fund
                  --------------------------------------------

                               DIVIDENDS AND TAXES
                               -------------------

DIVIDENDS

The fund normally declares and pays dividends annually.

Classes with higher expenses are expected to have lower dividends. For example, Class B and Class C shares are expected to have the lowest dividends of the fund's shares, while Class Y shares are expected to have the highest.

You will receive dividends in additional shares of the same class unless you elect to receive them in cash. Contact your investment professional if you prefer to receive dividends in cash.

TAXES

The dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

When you sell fund shares, you generally will be subject to federal income tax on any gain you realize. If you exchange the fund's shares for shares of another Brinson or PACE mutual fund, the transaction will be treated as a sale of the first fund's shares, and any gain will be subject to federal income tax.

The fund expects that its dividends will consist primarily of capital gain distributions. The distribution of capital gains will be taxed at a lower rate than ordinary income if the fund held the assets that generated the gains for more than 12 months. The fund will tell you how you should treat its dividends for tax purposes.

                            Brinson Equity Focus Fund
                  --------------------------------------------

                PORTFOLIO MANAGER'S PRIOR PERFORMANCE INFORMATION
                -------------------------------------------------

Prior to joining GAM in January 2001, the fund's portfolio manager, James Abate, was employed by CSAM. From May 1, 1995 through April 30, 2000, Mr. Abate was primarily responsible for the day-to-day management of the Credit Suisse TransAtlantic Fund ("CS Fund"), an offshore open-end fund which was subject to investment policies, strategies and research methodologies that are substantially similar to those that will be used by Mr. Abate to manage the fund. To assist prospective shareholders in making an informed investment decision, we are providing performance information about the CS Fund during the time it was managed by Mr. Abate.

PLEASE NOTE THAT THIS PERFORMANCE INFORMATION IS PROVIDED SOLELY TO ILLUSTRATE THE HISTORICAL INVESTMENT PERFORMANCE MR. ABATE ATTAINED WHILE EMPLOYED AT CSAM AND MANAGING THE CS FUND. THE CS FUND PERFORMANCE IS NOT INTENDED TO INDICATE THE PAST OR FUTURE PERFORMANCE OF THE FUND, WHICH IS NEWLY ORGANIZED AND HAS NO PRIOR OPERATING OR PERFORMANCE HISTORY. FURTHER, THE CS FUND WAS NOT SUBJECT TO CERTAIN INVESTMENT LIMITATIONS, DIVERSIFICATION REQUIREMENTS AND OTHER RESTRICTIONS IMPOSED ON MUTUAL FUNDS BY U.S. SECURITIES AND TAX LAWS, WHICH, IF APPLICABLE, MAY HAVE ADVERSELY AFFECTED THE PERFORMANCE OF THE CS FUND.

The performance of the CS Fund is compared below to the performance of the S&P 500 Index, a broad-based market index that is also the appropriate benchmark index for the fund. The S&P 500 Index is an unmanaged, weighted index comprising 500 widely held common stocks varying in composition and is unavailable for investment. Average annual return comparisons are shown for the one-, three- and five-year periods ending on April 30, 2000, the last day of Mr. Abate's tenure as portfolio manager of the CS Fund and employment at CSAM.


                  AVERAGE ANNUAL RETURN

                                (periods ended April 30, 2000)
                        1 year           3 years                    5 years
                  --------------------------------------------------------------
CS Fund*                18.91%           31.02%                      30.55%
S&P 500 Index**         10.13%           23.69%                      25.26%

* Source: Datastream International. The average annual returns shown for the CS Fund were calculated by GAM from Datastream published net asset value data. Datastream International is a business unit of Thomson Financial/Primark Corporation, a global information services organization published net asset value data.

** Source: Lipper Inc.

                            Brinson Equity Focus Fund
                  --------------------------------------------




If you want more information about the fund, the following document is available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.

You may discuss your questions about the fund by contacting your investment professional. You may obtain free copies of the SAI by contacting the fund directly at 1-800-647-1568.

You may review and copy information about the fund, including the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You may get copies of reports and other information about the fund:

o For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

o     Free,  from  the  EDGAR  Database  on  the  SEC's  Internet   website  at:
      http://www.sec.gov




















Brinson Managed Investments Trust
  -  Brinson Equity Focus Fund
Investment Company Act File No. 811-4040

(C)2001 Brinson Advisors, Inc.  All rights reserved.

                 PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
                                DATED JULY , 2001

 THE INFORMATION IN THE PRELIMINARY PROSPECTUS AND THIS PRELIMINARY STATEMENT OF
   ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES
    AND EXCHANGE COMMISSION BECOMES EFFECTIVE. THE PRELIMINARY PROSPECTUS AND
     THIS PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFER
        TO SELL THESE SECURITIES AND ARE NOT SOLICITING AN OFFER TO BUY
     THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                            BRINSON EQUITY FOCUS FUND
                               51 WEST 52ND STREET
                          NEW YORK, NEW YORK 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION

     Brinson Equity Focus Fund is a diversified series of Brinson Managed Investments Trust, a professionally managed, open-end management investment company organized as a Massachusetts business trust ("Trust").

     Brinson Advisors, Inc. ("Brinson Advisors") serves as the investment advisor and administrator for the fund. Brinson Advisors has appointed Global Asset Management (USA) Inc. ("GAM" or "sub-advisor") to serve as the sub-advisor for the fund's investments. Brinson Advisors and GAM are both indirect wholly owned asset management subsidiaries of UBS AG. Brinson Advisors also serves as the fund's principal underwriter and selects dealers for the sale of fund shares.

     This SAI is not a prospectus and should be read only in conjunction with the fund's current Prospectus, dated September , 2001. A copy of the Prospectus may be obtained by calling your investment professional or by calling toll-free 1-800-647-1568. The Prospectus contains more complete information about the fund. You should read it carefully before investing. This SAI is dated September ___, 2001.

                           TABLE OF CONTENTS                              PAGE

  The Fund and Its Investment Policies.....................................2
  The Fund's Investments, Related Risks and Limitations....................2
  Strategies Using Derivative Instruments..................................11
  Organization of the Trust; Trustees and Officers; Principal Holders
     and Management Ownership of Securities............................... 19
  Investment Advisory, Administration and Principal Underwriting
     Arrangements..........................................................25
  Portfolio Transactions...................................................28
  Reduced Sales Charges, Additional Exchange and Redemption
     Information; and Other Services.......................................30
  Conversion of Class B Shares.............................................34
  Valuation of Shares......................................................34
  Performance Information..................................................35
  Taxes....................................................................36
  Other Information........................................................39

                      THE FUND AND ITS INVESTMENT POLICIES

     The fund's investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of the fund may be changed by the board without shareholder approval. As with other mutual funds, there is no assurance that the fund will achieve its investment objective.

     The fund's investment objective is long-term capital appreciation. The fund normally invests at least 80% of its assets in equity investments of companies that its sub-advisor believes have substantial potential for capital appreciation and that satisfy the stock selection criteria described in the Prospectus. Normally, the fund expects to hold a focused portfolio of approximately 35 to 50 stocks. The fund invests primarily in stocks of large capitalization U.S. companies, but may invest up to 35% of its assets in stocks of mid and small capitalization companies and foreign companies if consistent with its sub-advisor's stock selection process. To the extent consistent with the requirement that the fund invest at least 80% of its assets in equity investments, the fund may invest in investment grade bonds of U.S. and foreign issuers. Some of the fund's investments may be denominated in foreign currencies. For purposes of this paragraph, the term "assets" means the fund's net assets plus the amount of any borrowings for investment purposes. The fund's investments in derivative instruments where the underlying assets are equity securities, such as stock options, stock index options or stock index futures contracts, are considered equity investments for purposes of the 80% investment requirement.

     The fund may invest up to 15% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements, but not in excess of 33 1/3% of its total assets. The costs associated with borrowing may reduce the fund's net income. The fund may invest in the securities of other investment companies and may sell short "against the box."

              THE FUND'S INVESTMENTS, RELATED RISKS AND LIMITATIONS

     The following supplements the information contained in the Prospectus and above concerning the fund's investments, related risks and limitations. Except as otherwise indicated in the Prospectus or the SAI, the fund has established no policy limitations on its ability to use the investments or techniques discussed in these documents.

     EQUITY SECURITIES. Equity securities include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

     Preferred stock has certain fixed income features, like a bond, but is actually an equity security that is senior to a company's common stock. Convertible bonds may include debentures and notes that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Some preferred stock also may be converted into or exchanged for common stock. Depositary receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

     While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that the fund may experience a substantial or complete loss on an individual equity investment. While this is possible with bonds, it is less likely.

     BONDS. Bonds are fixed or variable rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Mortgage- and asset-backed securities are types of bonds, and certain types of income producing, non-convertible preferred stocks may be treated as bonds for investment purposes. Bonds generally are used by corporations, governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Many preferred stocks and some bonds are "perpetual" in that they have no maturity date.

     Bonds are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of the fund's investments in bonds. In general, bonds having longer durations are more sensitive to interest rate changes than are bonds with shorter durations. Credit risk is the risk that an issuer may be unable or unwilling to pay interest and/or principal on the bond. Credit risk can be affected by many factors, including adverse changes in the issuer's own financial condition or in economic conditions.

     CONVERTIBLE SECURITIES. A convertible security is a bond, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest or dividends until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities,
(2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

     A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the fund is called for redemption, the fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

     WARRANTS. Warrants are securities permitting, but not obligating, holders to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

     CREDIT RATINGS.  Moody's Investors Service,  Inc.  ("Moody's"),  Standard &
Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P") and other nationally recognized statistical rating organizations ("rating agencies") are private services that provide ratings of the credit quality of bonds and certain other securities. Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a bond's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade a bond's rating. Subsequent to a bond's purchase by the fund, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund. The fund may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

     In addition to ratings assigned to individual bond issues, the sub-advisor will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There is a wide variation in the quality of bonds, both within a particular classification and between classifications. An issuer's obligations under its bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their bonds.

     Investment grade bonds are rated in one of the four highest rating categories by Moody's or S&P, comparably rated by another rating agency or, if unrated, determined by the sub-advisor to be of comparable quality. Moody's considers bonds rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt securities. References to rated bonds in the Prospectus or this SAI include bonds that are not rated by a rating agency but that the sub-advisor determines to be of comparable quality.

     U.S. GOVERNMENT SECURITIES. U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

     U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

     Treasury inflation-indexed securities ("TIIS") are Treasury bonds on which the principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest on TIIS is payable semi-annually on the adjusted principal value. The principal value of TIIS would decline during periods of deflation, but the principal amount payable at maturity would not be less than the original par amount. If inflation is lower than expected while the fund holds TIIS, the fund may earn less on the TIIS than it would on conventional Treasury bonds. Any increase in the principal value of TIIS is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. See "Taxes -- Other Information" below.

     INVESTING IN FOREIGN SECURITIES. Investing in foreign securities involves more risks than investing in U.S. securities. The value of foreign securities is subject to economic and political developments in the countries where the issuers operate and to changes in foreign currency values. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on interest and/or dividends, limitations on the use of or transfer of fund assets and political or social instability or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. In those European countries that are using the Euro as a common currency unit, individual national economies may be adversely affected by the inability of national governments to use monetary policy to address their own economic or political concerns.

     Securities of foreign issuers may not be registered with the SEC, and the issuers thereof may not be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the fund than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

     Securities of many foreign companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. From time to time foreign securities may be difficult to liquidate rapidly without significantly depressing the price of such securities. Foreign markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when some of the fund's assets are uninvested and no return is earned thereon. The inability of the fund to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the fund due to subsequent declines in the value of such portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Foreign securities trading practices, including those involving securities settlement where fund assets may be released prior to receipt of payment, may expose a fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Legal remedies for defaults and disputes may have to be pursued in foreign courts, whose procedures differ substantially from those of U.S. courts.

     The costs of investing outside the United States frequently are higher than those attributable to investing in the United States. This is particularly true with respect to emerging capital markets. For example, the cost of maintaining custody of foreign securities exceeds custodian costs for domestic securities, and transaction and settlement costs of foreign investing frequently are higher than those attributable to domestic investing. Costs associated with the exchange of currencies also make foreign investing more expensive than domestic investing.

     The fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. They generally are in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. EDRs are European receipts evidencing a similar arrangement, may be denominated in other currencies and are designed for use in European securities markets. GDRs are similar to EDRs and are designed for use in several international financial markets. For purposes of the fund's investment policies, depositary receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depositary receipt representing ownership of common stock will be treated as common stock.

     ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

     Eurodollar bonds and Yankee bonds are types of U.S. dollar denominated foreign securities. Eurodollar bonds are U.S. dollar denominated bonds that are held outside the United States, primarily in Europe. Yankee bonds are U.S. dollar denominated bonds of foreign issuers that are sold primarily in the United States.

     The fund anticipates that its brokerage transactions involving foreign securities of companies headquartered in countries other than the United States will be conducted primarily on the principal exchanges of such countries. Although the fund will endeavor to achieve the best net results in effecting its portfolio transactions, transactions on foreign exchanges are usually subject to fixed commissions that are generally higher than negotiated commissions on U.S. transactions. There is generally less government supervision and regulation of exchanges and brokers in foreign countries than in the United States.

     Investment income and gains on certain foreign securities in which the funds may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and certain foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the fund would be subject. In addition, substantial limitations may exist in certain countries with respect to the fund's ability to repatriate investment capital or the proceeds of sales of securities.

     FOREIGN CURRENCY RISKS. Currency risk is the risk that changes in foreign exchange rates may reduce the U.S. dollar value of the fund's foreign investments. If the value of a foreign currency rises against the value of the U.S. dollar, the value of the fund's investments that are denominated in, or linked to, that currency will increase. Conversely, if the value of a foreign currency declines against the value of the U.S. dollar, the value of those fund investments will decrease. These changes may have a significant impact on the value of fund shares. Further, the fund may incur costs in connection with conversions between various currencies. Currency exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire immediately to resell that currency to the dealer. The fund conducts its currency exchange transactions either on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies. In some instances, the fund may use derivative strategies to hedge against changes in foreign currency value. (See "Strategies Using Derivative Instruments," below.) However, opportunities to hedge against currency risk may not exist in certain markets, particularly with respect to emerging market currencies, and even when appropriate hedging opportunities are available, a fund may choose not to hedge against currency risk.

     Generally, currency exchange rates are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries. In the case of those European countries that use the Euro as a common currency unit, the relative merits of investments in the common market in which they participate, rather than the merits of investments in the individual country, will be a determinant of currency exchange rates. Currency exchange rates also can be affected by the intervention of the U.S. and foreign governments or central banks, the imposition of currency controls, speculation, devaluation or other political or economic developments inside and outside the United States.

     The fund values its assets daily in U.S. dollars, and does not intend to convert them to U.S. dollars on a daily basis. From time to time the fund's foreign currencies may be held as "foreign currency call accounts" at foreign branches of foreign or domestic banks. These accounts bear interest at negotiated rates and are payable upon relatively short demand periods. If a bank became insolvent, the fund could suffer a loss of some or all of the amounts deposited. The fund may convert foreign currency to U.S. dollars from time to time.

     ZERO COUPON AND OTHER OID SECURITIES. Zero coupon securities are securities on which no periodic interest payments are made but instead are sold at a deep discount from their face value. The buyer of these securities receives a rate of return by the gradual appreciation of the security, which results from the fact that it will be paid at face value on a specified maturity date. There are many types of zero coupon securities. Some are issued in zero coupon form, including Treasury bills, notes and bonds that have been stripped of (separated from) their unmatured interest coupons (unmatured interest payments) and receipts or certificates representing interests in such stripped debt obligations and coupons. Others are created by brokerage firms that strip the coupons from interest-paying bonds and sell the principal and the coupons separately.

     Other securities that are sold with original issue discount ("OID") (I.E., the difference between the issue price and the value at maturity) may provide for some interest to be paid prior to maturity. In addition, payment-in-kind ("PIK") securities pay interest in additional securities, not in cash. OID securities usually trade at a discount from their face value.

     Zero coupon securities are generally more sensitive to changes in interest rates than debt obligations of comparable maturities that make current interest payments. This means that when interest rates fall, the value of zero coupon securities rises more rapidly than securities paying interest on a current basis. However, when interest rates rise, their value falls more dramatically. Other OID securities also are subject to greater fluctuations in market value in response to changing interest rates than bonds of comparable maturities that make current distributions of interest in cash.

     Because federal tax law requires that accrued OID be included currently in a fund's income (see "Taxes -- Other Information" below), the fund might be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions would have to be made from the fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The fund would not be able to purchase additional securities with cash used to make these distributions, and its current income and the value of its shares would ultimately be reduced as a result.

     Certain zero coupon securities are U.S. Treasury notes and bonds that have been stripped of their unmatured interest coupon receipts or interests in such U.S. Treasury securities or coupons. This technique is frequently used with U.S. Treasury bonds to create CATS (Certificate of Accrual Treasury Securities), TIGRs (Treasury Income Growth Receipts) and similar securities.

     ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the fund has valued the securities and includes, among other things, purchased over-the-counter options, repurchase agreements maturing in more than seven days and restricted securities other than those the sub-advisor has determined are liquid pursuant to guidelines established by the fund's board. The assets used as cover for over-the-counter options written by the fund will be considered illiquid unless the options are sold to qualified dealers who agree that the fund may repurchase them at a maximum price to be calculated by a formula set forth in the option agreements. The cover for an over-the-counter option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. The fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for the fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

     Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a Securities Act registration statement has become effective. Where registration is required, the fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell.

     Not all restricted securities are illiquid. Foreign securities that are freely tradable in the country in which they are principally traded generally are not considered illiquid, even if they are restricted in the United States. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

     Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.

     The board has delegated the function of making day-to-day determinations of liquidity to the sub-advisor pursuant to guidelines approved by the board. The sub-advisor takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (E.G., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The sub-advisor monitors the liquidity of restricted securities in the fund's portfolio and reports periodically on such decisions to the board.

     The sub-advisor also monitors the fund's overall holdings of illiquid securities. If the fund's holdings of illiquid securities exceeds its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in relative market values of liquid and illiquid portfolio securities or shareholder redemptions), the sub-advisor will consider what action would be in the best interest of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, the fund is not required immediately to dispose of illiquid securities under these circumstances.

     TEMPORARY AND DEFENSIVE INVESTMENTS; MONEY MARKET INVESTMENTS. The fund may invest in money market instruments for temporary or defensive purposes, to reinvest cash collateral from its securities lending activities or as part of its normal investment program. In addition, if Brinson Advisors selects a new sub-advisor to manage all or part of the fund's investments, the fund may increase its money market investments to facilitate the transition to the investment style and strategies of the new sub-advisor. Money market investments include, among other things, (1) securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, (2) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers,
(3) commercial paper and notes, including those with variable and floating rates of interest, (4) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks, (5) debt obligations issued or guaranteed by one or more foreign governments or any of their foreign political subdivisions, agencies or instrumentalities, including obligations of supranational entities, (6) bonds issued by foreign issuers, (7) repurchase agreements and (8) securities of other investment companies that invest exclusively in money market instruments and similar private investment vehicles.

     INVESTMENTS IN OTHER INVESTMENT COMPANIES. The fund may invest in securities of other investment companies, subject to limitations imposed by the Investment Company Act of 1940, as amended ("Investment Company Act"). Among other things, these limitations currently restrict the fund's aggregate investments in other investment companies to no more than 10% of its total assets. The fund's investments in certain private investment vehicles are not subject to this restriction. The shares of other investment companies are subject to the management fees and other expenses of those funds and the purchase of shares of some investment companies requires the payment of sales loads and (in the case of closed-end investment companies) sometimes substantial premiums above the value of such companies' portfolio securities. At the same time, the fund would continue to pay its own management fees and expenses with respect to all its investments, including the securities of other investment companies. The fund may invest in the shares of other investment companies when, in the judgment of its sub-advisor, the potential benefits of the investment outweigh the payment of any management fees and expenses and, where applicable, premium or sales load.

     REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

     Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The fund intends to enter into repurchase agreements only with counterparties in transactions believed by Brinson Advisors to present minimum credit risks.

     REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by the fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the fund will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

     Reverse repurchase agreements involve the risk that the buyer of the securities sold by the fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, I.E., for issuance or delivery to the fund later than the normal settlement date at a stated price and yield. The fund generally would not pay for such securities or start earning interest on them until they are received. However, when the fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by the fund on a when-issued or delayed delivery basis may result in the fund's incurring or missing an opportunity to make an alternative investment.

     A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the fund's net asset value. The fund's when-issued and delayed-delivery purchase commitments could cause its net asset value per share to be more volatile. When the fund commits to purchase securities on a when-issued or delayed delivery basis, it will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount at least equal to its obligations under the commitment. The fund may sell the right to acquire the security prior to delivery if Brinson Advisors deems it advantageous to do so, which may result in a gain or loss to the fund.

     LENDING OF PORTFOLIO SECURITIES. The fund is authorized to lend its portfolio to broker-dealers or institutional investors that Brinson Advisors deems qualified. Lending securities enables the fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Brinson Advisors. The fund may invest any cash collateral in money market investments or other short-term liquid investments including other investment companies. The fund also may invest cash collateral in private investment vehicles similar to money market funds, including one managed by Brinson Advisors. In determining whether to lend securities to a particular broker-dealer or institutional investor, Brinson Advisors will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The fund will retain authority to terminate any of its loans at any time. The fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. The fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. The fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.

     Pursuant to procedures adopted by the board governing the fund's securities lending program, UBS PaineWebber Inc. ("UBS PaineWebber"SM), another wholly owned indirect subsidiary of UBS AG, has been retained to serve as lending agent for the fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to UBS PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which UBS PaineWebber acted as lending agent. UBS PaineWebber also has been approved as a borrower under the fund's securities lending program. (UBS PaineWebber is a service mark of UBS AG.)

     SHORT SALES "AGAINST THE BOX." The fund may engage in short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales "against the box"). To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of the fund, and the fund is obligated to replace the securities borrowed at a date in the future. When the fund sells short, it establishes a margin account with the broker effecting the short sale and deposits collateral with the broker. In addition, the fund maintains, in a segregated account with its custodian, the securities that could be used to cover the short sale. The fund incurs transaction costs, including interest expense, in connection with opening, maintaining and closing short sales "against the box."

     The fund might make a short sale "against the box" to hedge against market risks when the sub-advisor believes that the price of a security may decline, thereby causing a decline in the value of a security owned by the fund or a security convertible into or exchangeable for a security owned by the fund. In such case, any loss in the fund's long position after the short sale should be reduced by a corresponding gain in the short position. Conversely, any gain in the long position after the short sale should be reduced by a corresponding loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities the fund owns, either directly or indirectly, and in the case where the fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

     COUNTERPARTIES. The fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, the sub-advisor, subject to the supervision of the board, monitors and evaluates the creditworthiness of the parties with which the fund does business.

INVESTMENT LIMITATIONS OF THE FUND

     FUNDAMENTAL LIMITATIONS. The following fundamental investment limitations cannot be changed for the fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (2), the fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

     The fund will not:

     (1) Purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

     The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

     (2) Purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities.

     (3) Issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

     (4) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other bonds or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

     (5) Engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

     (6) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

     (7) Purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentages resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

     The fund will not:

     (1) Invest more than 15% of its net assets in illiquid securities;

     (2) Purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

     (3) Purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

     (4) Engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

     (5) Purchase securities of other investment companies, except to the extent permitted by the Investment Company Act or under the terms of an exemptive order granted by the SEC and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

                     STRATEGIES USING DERIVATIVE INSTRUMENTS

     GENERAL DESCRIPTION OF DERIVATIVE INSTRUMENTS. The sub-advisor may use a variety of financial instruments ("Derivative Instruments"), including certain options, futures contracts (sometimes referred to as "futures"), options on futures contracts, forward currency contracts and swap transactions. The fund may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, the fund's use of these instruments will place at risk a much smaller portion of its assets. The particular Derivative Instruments that may be used by the fund are described below.

     The fund might not use any Derivative Instruments or strategies, and there can be no assurance that using any strategy will succeed. If the sub-advisor is incorrect in its judgment on market values, interest rates or other economic factors in using a Derivative Instrument or strategy, the fund may have lower net income and a net loss on the investment.

     OPTIONS ON SECURITIES AND FOREIGN CURRENCIES -- A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security or currency underlying the option at a specified price at any time during the term of the option or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security or currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security or currency at a specified price during the option term or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security or currency at the exercise price.

     OPTIONS ON SECURITIES INDICES -- A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

     SECURITIES INDEX FUTURES CONTRACTS -- A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, a contract is closed out prior to its expiration date.

     INTEREST RATE AND FOREIGN CURRENCY FUTURES CONTRACTS -- Interest rate and foreign currency futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security or currency at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of bonds or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

     OPTIONS ON FUTURES CONTRACTS -- Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

     FORWARD CURRENCY CONTRACTS -- A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.

     GENERAL DESCRIPTION OF STRATEGIES USING DERIVATIVE INSTRUMENTS. A fund may use Derivative Instruments to attempt to hedge its portfolio and also to attempt to enhance income or return or realize gains and to manage the duration of its bond portfolio. The fund may use Derivative Instruments to maintain exposure to stocks or bonds while maintaining a cash balance for fund management purposes (such as to provide liquidity to meet anticipated shareholder sales of fund shares and for fund operating expenses) or to facilitate trading, reduce transaction costs or adjust its exposure to different asset classes. In addition, the fund may use Derivative Instruments on currencies to shift exposure from one currency to another or to attempt to realize gains from favorable changes in exchange rates.

     Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the fund's portfolio. Thus, in a short hedge the fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, the fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, the fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, the fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

     Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the fund intends to acquire. Thus, in a long hedge, the fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, the fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transactions costs. Alternatively, the fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

     The fund may purchase and write (sell) straddles on securities or indices of securities. A long straddle is a combination of a call and a put option purchased on the same security or on the same futures contract, where the exercise price of the put is equal to the exercise price of the call. The fund might enter into a long straddle when the sub-advisor believes it likely that the prices of the securities will be more volatile during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is equal to the exercise price of the call. The fund might enter into a short straddle when the sub-advisor believes it unlikely that the prices of the securities will be as volatile during the term of the option as the option pricing implies.

     Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the fund owns or intends to acquire. Derivative Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which the fund has invested or expects to invest. Derivative Instruments on bonds may be used to hedge either individual securities or broad fixed income market sectors. Income strategies using Derivative Instruments may include the writing of covered options to obtain the related option premiums.

     The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, the fund's ability to use Derivative Instruments may be limited by tax considerations. See "Taxes."

     In addition to the products, strategies and risks described below and in the Prospectus, the sub-advisor may discover additional opportunities in connection with Derivative Instruments and with hedging, income, return and gain strategies. These new opportunities may become available as regulatory authorities broaden the range of permitted transactions and as new Derivative Instruments and techniques are developed. The sub-advisor may use these opportunities for the fund to the extent that they are consistent with the fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The fund's Prospectus or SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

     SPECIAL RISKS OF STRATEGIES USING DERIVATIVE INSTRUMENTS. The use of Derivative Instruments involves special considerations and risks, as described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

     (1) Successful use of most Derivative Instruments depends upon the ability of the sub-advisor to predict movements of the overall securities or interest rate markets, which requires different skills than predicting changes in the prices of individual securities. While the sub-advisor is experienced in the use of Derivative Instruments, there can be no assurance that any particular strategy adopted will succeed.

     (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments that are being hedged. For example, if the value of a Derivative

Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors affecting the markets in which Derivative Instruments are traded, rather than the value of the investments being hedged. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

     (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the fund entered into a short hedge because the sub-advisor projected a decline in the price of a security in the fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not hedged at all.

     (4) As described below, the fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (I.E., Derivative Instruments other than purchased options). If the fund was unable to close out its positions in those Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair the fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time. The fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the fund.

     COVER FOR STRATEGIES USING DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments, other than purchased options, expose the fund to an obligation to another party. The fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash or liquid securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The fund will comply with SEC guidelines regarding cover for such transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

     Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with similar assets. As a result, committing a large portion of the fund's assets to cover positions or to segregated accounts could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

     OPTIONS. The fund may purchase put and call options, and write (sell) covered put or call options on securities in which it invests and related indices. The purchase of call options may serve as a long hedge, and the purchase of put options may serve as a short hedge. The fund may also use options to attempt to enhance return or realize gains by increasing or reducing its exposure to an asset class without purchasing or selling the underlying securities. Writing covered put or call options can enable the fund to enhance income by reason of the premiums paid by the purchasers of such options. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for over-the-counter options written by the fund would be considered illiquid to the extent described under "The Fund's Investment Policies, Related Risks and Limitations--Illiquid Securities."

     The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Generally, over-the-counter options on debt securities are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options that may be exercised at any time. There are also other types of options that may be exercised on certain specified dates before expiration. Options that expire unexercised have no value.

     The fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the fund to realize profits or limit losses on an option position prior to its exercise or expiration.

     The fund may purchase and write both exchange-traded and over-the-counter options. Currently, many options on equity securities (stocks) are exchange-traded. Exchange markets for options on bonds exist but are relatively new, and these instruments are primarily traded on the over-the-counter market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, over-the-counter options are contracts between the fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the fund purchases or writes an over-the-counter option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

     The fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for over-the-counter options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the fund will enter into over-the-counter options only with counterparties that are expected to be capable of entering into closing transactions with it, there is no assurance that the fund will in fact be able to close out an over-the-counter option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the fund might be unable to close out an over-the-counter option position at any time prior to its expiration.

     If the fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the fund could cause material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

     The fund may purchase and write put and call options on indices in much the same manner as the more traditional options discussed above, except the index options may serve as a hedge against overall fluctuations in a securities market (or market sector) rather than anticipated increases or decreases in the value of a particular security.

     FUTURES. The fund may purchase and sell securities index futures contracts or interest rate futures contracts. The fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices. In addition, the fund may purchase or sell futures contracts or purchase options thereon to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities either as a hedge or to enhance return or realize gains.

     Futures strategies also can be used to manage the average duration of the fund's bond portfolio. If the sub-advisor wishes to shorten the average duration of the fund's bond portfolio, the fund may sell a futures contract or a call option thereon, or purchase a put option on that futures contract. If the sub-advisor wishes to lengthen the average duration of the fund's bond portfolio, the fund may buy a futures contract or a call option thereon, or sell a put option thereon.

     The fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order synthetically to create a long futures contract position. Such options would have the same strike prices and expiration dates. The fund will engage in this strategy only when it is more advantageous to the fund than is purchasing the futures contract.

     No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, obligations of the United States or obligations fully guaranteed as to principal and interest by the United States, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the fund's obligations to or from a futures broker. When the fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when the fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

     Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If the fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

     LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS. The fund's use of futures and related options is governed by the following guideline, which can be changed by the board without shareholder vote:

      The aggregate initial margin and premiums on futures contracts and related options that are not for bona fide hedging purposes (as defined by the CFTC), excluding the amount by which options are "in-the-money", may not exceed 5% of the fund's net assets.

     FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. The fund may use options and futures on foreign currencies, as described above, and forward currency contracts, as described below, to hedge against movements in the values of the foreign currencies in which the fund's securities are denominated. In addition, the fund may use these strategies to adjust exposure to different currencies or to maintain an exposure to foreign currencies while maintaining a cash balance for fund management purposes (or in anticipation of future investments). Such currency hedges can protect against price movements in a security the fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

     The fund might seek to hedge against changes in the value of a particular currency when no Derivative Instruments on that currency are available or such Derivative Instruments are considered expensive. In such cases, the fund may hedge against price movements in that currency by entering into transactions using Derivative Instruments on another currency or a basket of currencies, the value of which the sub-advisor believes will have a positive correlation to the value of the currency being hedged. In addition, the fund may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another. For example, if the fund owned securities denominated in a foreign currency and the sub-advisor believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. Transactions that use two foreign currencies are sometimes referred to as "cross hedging." Use of a different foreign currency magnifies the risk that movements in the price of the Derivative Instrument will not correlate or will correlate unfavorably with the foreign currency being hedged.

     The value of Derivative Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Derivative Instruments, the fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Derivative Instruments until they reopen.

     Settlement of Derivative Instruments involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     FORWARD CURRENCY CONTRACTS. The fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S.

dollars or another foreign currency. Such transactions may serve as long hedges--for example, the fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the fund intends to acquire. Forward currency contract transactions may also serve as short hedges--for example, the fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

     The cost to the fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

     As is the case with futures contracts, parties to forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by entering into an instrument identical to the instrument purchased or sold, but in the opposite direction. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the fund would continue to be subject to market risk with respect to the position and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.

     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     LIMITATIONS ON THE USE OF FORWARD CURRENCY CONTRACTS. The fund may enter into forward currency contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the fund segregates with its custodian cash or liquid securities in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (1) above, as marked to market daily.

     SWAP TRANSACTIONS. The fund may enter into swap transactions, which include swaps, caps, floors and collars relating to interest rates, currencies, securities or other instruments. Interest rate swaps involve an agreement between two parties to exchange payments that are based, for example, on variable and fixed rates of interest and that are calculated on the basis of a specified amount of principal (the "notional principal amount") for a specified period of time. Interest rate cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the counterparty when a designated market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Interest rate collar transactions involve an agreement between two parties in which payments are made when a designated market interest rate either goes above a designated ceiling level or goes below a designated floor level on predetermined dates or during a specified time period. Currency swaps, caps, floors and collars are similar to interest rate swaps, caps, floors and collars, but they are based on currency exchange rates than interest rates. Equity swaps or other swaps relating to securities or other instruments are also similar, but they are based on changes in the value of the underlying securities or instruments. For example, an equity swap might involve an exchange of the value of a particular security or securities index in a certain notional amount for the value of another security or index or for the value of interest on that notional amount at a specified fixed or variable rate.

     The fund may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The fund may use interest rate swaps, caps, floors and collars as a hedge on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities. Interest rate swap transactions are subject to risks comparable to those described above with respect to other hedging strategies.

     The fund will usually enter into swaps on a net basis, I.E., the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments. Because segregated accounts will be established with respect to these transactions, Brinson Advisors and the sub-advisor believe these obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the fund's borrowing restrictions. The net amount of the excess, if any, of a fund's obligations over its entitlements with respect to each rate swap will be accrued on a daily basis, and appropriate fund assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account as described above in "Investment Policies and Restrictions--Segregated Accounts." The fund also will establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis.

     A fund will enter into swap transactions only with banks and recognized securities dealers believed by the sub-advisor to present minimal credit risk in accordance with guidelines established by the board. If there is a default by the other party to such a transaction, the fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

             ORGANIZATION; TRUSTEES AND OFFICERS; PRINCIPAL HOLDERS
                     AND MANAGEMENT OWNERSHIP OF SECURITIES

     The Trust was formed on November 21, 1986 as a business trust under the laws of the Commonwealth of Massachusetts and has two operating series in addition to the fund. The Trust is authorized to establish additional series and to issue an unlimited number of shares of beneficial interest of each existing or future series, par value $0.001 per share.

     The Trust is governed by a board of trustees, which oversees the fund's operations. The trustees (sometimes referred to as "board members") and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:


    NAME AND ADDRESS; AGE   POSITION WITH TRUST      BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
    ---------------------   -------------------      ----------------------------------------
Margo N. Alexander*+; 54            Trustee        Mrs.  Alexander  is  Chairman  (since  March
                                                   1999),  and a director  of Brinson  Advisors
                                                   (since  January 1995) and an executive  vice
                                                   president  and  director of  UBS PaineWebber
                                                   (since   March   1984).    She   was   chief
                                                   executive  officer of Brinson  Advisors from
                                                   January   1995   to   October   2000.   Mrs.
                                                   Alexander  is a  director  or  trustee of 22
                                                   investment   companies   for  which  Brinson
                                                   Advisors,  UBS PaineWebber  or one of  their
                                                   affiliates serves as investment advisor.

                                       19

    NAME AND ADDRESS; AGE   POSITION WITH TRUST      BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
    ---------------------   -------------------      ----------------------------------------

Richard Q. Armstrong; 65            Trustee        Mr.  Armstrong is chairman and  principal of
R.Q.A. Enterprises                                 R.Q.A.  Enterprises  (management  consulting
One Old Church Road                                firm)  (since   April  1991  and   principal
Unit #6                                            occupation  since March 1995).  He is also a
Greenwich, CT 06830                                director of AlFresh Beverages  Canada,  Inc.
                                                   (a Canadian  Beverage  subsidiary of AlFresh
                                                   Foods  Inc.)  (since  October   2000).   Mr.
                                                   Armstrong  was chairman of the board,  chief
                                                   executive    officer    and    co-owner   of
                                                   Adirondack     Beverages    (producer    and
                                                   distributor     of    soft     drinks    and
                                                   sparkling/still  waters) (October 1993-March
                                                   1995).  He was a partner of The New  England
                                                   Consulting  Group   (management   consulting
                                                   firm)   (December    1992-September   1993).
                                                   He was   managing   director  of  LVMH  U.S.
                                                   Corporation  (U.S.  subsidiary of the French
                                                   luxury  goods  conglomerate,  Louis  Vuitton
                                                   Moet Hennessey Corporation)  (1987-1991) and
                                                   chairman    of   its   wine   and    spirits
                                                   subsidiary,  Schieffelin &  Somerset Company
                                                   (1987-1991).  Mr.  Armstrong  is a  director
                                                   or trustee of 21  investment  companies  for
                                                   which Brinson Advisors,  UBS PaineWebber  or
                                                   one   of   their   affiliates    serves   as
                                                   investment advisor.

E. Garrett Bewkes, Jr.**+; 74     Trustee and      Mr.   Bewkes   serves  as  a  consultant  to
                                Chairman of the    UBS PaineWebber  (since May 1999).  Prior to
                               Board of Trustees   November  2000,  he was a director  of Paine
                                                   Webber Group Inc. ("PW Group,"  formerly the
                                                   holding  company  of   UBS PaineWebber   and
                                                   Brinson  Advisors) and prior to 1996, he was
                                                   a  consultant  to PW  Group.  Prior to 1988,
                                                   he was chairman of the board,  president and
                                                   chief   executive    officer   of   American
                                                   Bakeries  Company.  Mr. Bewkes is a director
                                                   of    Interstate    Bakeries    Corporation.
                                                   Mr. Bewkes  is a  director  or trustee of 32
                                                   investment   companies   for  which  Brinson
                                                   Advisors,  UBS PaineWebber  or one of  their
                                                   affiliates serves as investment advisor.

                                       20

    NAME AND ADDRESS; AGE   POSITION WITH TRUST      BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
    ---------------------   -------------------      ----------------------------------------

Richard R. Burt; 54                 Trustee        Mr. Burt is chairman  of IEP  Advisors,  LLP
1275 Pennsylvania Ave, N.W.                        (international  investments  and  consulting
Washington, DC  20004                              firm)  (since  March  1994) and a partner of
                                                   McKinsey &  Company  (management  consulting
                                                   firm)  (since  1991).  He is also a director
                                                   of Archer-Daniels-Midland  Co. (agricultural
                                                   commodities),  Hollinger  International  Co.
                                                   (publishing),  Homestake  Mining Corp. (gold
                                                   mining),  six  investment  companies  in the
                                                   Deutsche   Bank   family  of   funds,   nine
                                                   investment  companies in the Flag  Investors
                                                   family of funds,  The Central European Fund,
                                                   Inc.  and  The  Germany  Fund,   Inc.,  vice
                                                   chairman   of   Anchor   Gaming    (provides
                                                   technology to gaming and wagering  industry)
                                                   (since  July 1999) and  chairman  of Weirton
                                                   Steel  Corp.   (makes  and  finishes   steel
                                                   products)  (since  April  1996).  He was the
                                                   chief   negotiator  in  the  Strategic  Arms
                                                   Reduction   Talks  with  the  former  Soviet
                                                   Union  (1989-1991)  and the U.S.  Ambassador
                                                   to   the   Federal   Republic   of   Germany
                                                   (1985-1989).   Mr. Burt  is  a  director  or
                                                   trustee  of  21  investment   companies  for
                                                   which Brinson Advisors,  UBS PaineWebber  or
                                                   one   of   their   affiliates    serves   as
                                                   investment advisor.

Meyer Feldberg; 59                  Trustee        Mr.   Feldberg  is  Dean  and  Professor  of
Columbia University                                Management   of  the   Graduate   School  of
101 Uris Hall                                      Business,  Columbia  University.   Prior  to
New York, NY  10027                                1989,  he  was  president  of  the  Illinois
                                                   Institute of  Technology.  Dean  Feldberg is
                                                   also   a   director   of    Primedia    Inc.
                                                   (publishing),  Federated  Department Stores,
                                                   Inc.  (operator  of  department  stores) and
                                                   Revlon, Inc.  (cosmetics).  Dean Feldberg is
                                                   a  director  or  trustee  of  29  investment
                                                   companies   for  which   Brinson   Advisors,
                                                   UBS PaineWebber  or one of their  affiliates
                                                   serves as investment advisor.

George W. Gowen; 71                 Trustee        Mr.  Gowen is a  partner  in the law firm of
666 Third Avenue                                   Dunnington,  Bartholow &  Miller.  Prior  to
New York, NY  10017                                May 1994,  he was a partner  in the law firm
                                                   of  Fryer,  Ross &  Gowen.  Mr. Gowen  is  a
                                                   director   or  trustee   of  29   investment
                                                   companies   for  which   Brinson   Advisors,
                                                   UBS PaineWebber  or one of their  affiliates
                                                   serves as investment advisor.


                                       21

    NAME AND ADDRESS; AGE   POSITION WITH TRUST      BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
    ---------------------   -------------------      ----------------------------------------

Frederic V. Malek; 64               Trustee        Mr.  Malek is  chairman  of  Thayer  Capital
1455 Pennsylvania Ave, N.W.                        Partners  (merchant  bank) and  chairman  of
Suite 350                                          Thayer   Hotel   Investors  II  and  Lodging
Washington, DC  20004                              Opportunities    Fund   (hotel    investment
                                                   partnerships).    From   January   1992   to
                                                   November  1992,  he was campaign  manager of
                                                   Bush-Quayle  '92.  From 1990 to 1992, he was
                                                   vice  chairman  and,  from 1989 to 1990,  he
                                                   was  president  of Northwest  Airlines  Inc.
                                                   and NWA Inc.  (holding  company of Northwest
                                                   Airlines  Inc.).   Prior  to  1989,  he  was
                                                   employed   by   the   Marriott   Corporation
                                                   (hotels,  restaurants,  airline catering and
                                                   contract  feeding),  where he most  recently
                                                   was  an   executive   vice   president   and
                                                   president  of Marriott  Hotels and  Resorts.
                                                   Mr.  Malek  is  also  a  director  of  Aegis
                                                   Communications,     Inc.    (tele-services),
                                                   American    Management     Systems,     Inc.
                                                   (management  consulting and computer related
                                                   services),  Automatic Data Processing, Inc.,
                                                   (computing  services),   CB  Richard  Ellis,
                                                   Inc.  (real  estate  services),  FPL  Group,
                                                   Inc.  (electric  services),  Global Vacation
                                                   Group (packaged vacations),  HCR/Manor Care,
                                                   Inc.  (health  care),  SAGA  Systems,   Inc.
                                                   (software  company) and  Northwest  Airlines
                                                   Inc.  Mr. Malek  is a director or trustee of
                                                   21  investment  companies  for which Brinson
                                                   Advisors,  UBS PaineWebber  or one of  their
                                                   affiliates serves as investment advisor.


Carl W. Schafer; 65                 Trustee        Mr.  Schafer is  president  of the  Atlantic
66 Witherspoon Street                              Foundation       (charitable      foundation
#1100                                              supporting mainly oceanographic  exploration
Princeton, NJ  08542                               and  research).  He is a  director  of Labor
                                                   Ready, Inc. (temporary employment),  Roadway
                                                   Express,   Inc.  (trucking),   The  Guardian
                                                   Group of Mutual Funds, the Harding,  Loevner
                                                   Funds,   E.I.I.   Realty  Trust  (investment
                                                   company),  Evans Systems, Inc. (motor fuels,
                                                   convenience store and diversified  company),
                                                   Electronic  Clearing House, Inc.  (financial
                                                   transactions   processing),   Frontier   Oil
                                                   Corporation    and     Nutraceutix,     Inc.
                                                   (biotechnology  company).  Prior to  January
                                                   1993,  he was  chairman  of  the  Investment
                                                   Advisory  Committee  of  the  Howard  Hughes
                                                   Medical   Institute.   Mr.   Schafer   is  a
                                                   director   or  trustee   of  21   investment
                                                   companies   for  which   Brinson   Advisors,
                                                   UBS PaineWebber  or one of their  affiliates
                                                   serves as investment advisor.

Brian M. Storms*+; 46             Trustee and      Mr.  Storms  is  chief   executive   officer
                                   President       (since   October   2000)  and  president  of
                                                   Brinson  Advisors  (since March  1999).  Mr.
                                                   Storms   was    president   of    Prudential
                                                   Investments  (1996-1999).  Prior to  joining
                                                   Prudential  he was a  managing  director  at
                                                   Fidelity   Investments.    Mr.   Storms   is
                                                   president  and a  director  or trustee of 22
                                                   investment   companies   for  which  Brinson
                                                   Advisors,  UBS PaineWebber  or one of  their
                                                   affiliates serves as investment advisor.

                                       22

    NAME AND ADDRESS; AGE   POSITION WITH TRUST      BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
    ---------------------   -------------------      ----------------------------------------

T. Kirkham Barneby*; 54          Vice President    Mr.  Barneby  is  a  managing  director  and
                                                   chief  investment   officer  -  quantitative
                                                   investments   of   Brinson   Advisors.   Mr.
                                                   Barneby   is  a  vice   president   of  nine
                                                   investment   companies   for  which  Brinson
                                                   Advisors,  UBS PaineWebber  or one of  their
                                                   affiliates serves as investment advisor.

Thomas Disbrow***; 35            Vice President    Mr.  Disbrow  is a  director  and  a  senior
                                 and Assistant     manager   of   the   mutual   fund   finance
                                   Treasurer       department  of  Brinson   Advisors. Prior to
                                                   November  1999,  he was a vice  president of
                                                   Zweig/Glaser Advisors. Mr. Disbrow is a vice
                                                   president  and  assistant  treasurer  of  22
                                                   investment   companies   for  which  Brinson
                                                   Advisors,  UBS  PaineWebber  or one of their
                                                   affiliates serves as investment advisor.

Amy R. Doberman**; 39            Vice President    Ms.  Doberman is an  executive  director and
                                  and Secretary    general  counsel of Brinson  Advisors.  From
                                                   December  1996  through  July 2000,  she was
                                                   general   counsel   of   Aeltus   Investment
                                                   Management, Inc. Prior to working at Aeltus,
                                                   Ms.  Doberman  was a Division of  Investment
                                                   Management  Assistant  Chief  Counsel at the
                                                   SEC. Ms.  Doberman is a vice president of 21
                                                   investment  companies  and a vice  president
                                                   and secretary of one investment  company for
                                                   which Brinson  Advisors,  UBS PaineWebber or
                                                   one of their affiliates serves as investment
                                                   advisor.

Elbridge T. Gerry*;  44         Vice  President    Mr.  Gerry is a managing  director and chief
                                                   investment officer - fixed income of Brinson
                                                   Advisors.  Mr. Gerry is a vice  president of
                                                   16  investment  companies  for which Brinson
                                                   Advisors,  UBS  PaineWebber  or one of their
                                                   affiliates serves as investment advisor.

Kevin  J. Mahoney***;   35      Vice President     Mr.  Mahoney  is a  director  and  a  senior
                                 and  Assistant    manager   of   the   mutual   fund   finance
                                  Treasurer        department of Brinson Advisors.  From August
                                                   1996 through  March 1999, he was the manager
                                                   of the mutual fund internal control group of
                                                   Salomon Smith Barney.  Prior to August 1996,
                                                   he was an associate and assistant  treasurer
                                                   for BlackRock Financial  Management L.P. Mr.
                                                   Mahoney is a vice  president  and  assistant
                                                   treasurer  of 22  investment  companies  for
                                                   which Brinson  Advisors,  UBS PaineWebber or
                                                   one of their affiliates serves as investment
                                                   advisor.

Emil Polito; 40*        Vice President             Mr. Polito is an executive  director and the
                                                   director  of  investment  support and mutual
                                                   fund services of Brinson Advisors. From July
                                                   2000  to  October  2000,  he  was  a  senior
                                                   manager of  investment  services  at Dreyfus
                                                   Corp.  Prior to July 2000,  Mr. Polito was a
                                                   senior  vice   president   and  director  of
                                                   operations and control for Brinson Advisors.
                                                   Mr.  Polito  is  a  vice   president  of  22
                                                   investment   companies   for  which  Brinson
                                                   Advisors,  UBS  PaineWebber  or one of their
                                                   affiliates serves as investment advisor.



                                              23

    NAME AND ADDRESS; AGE   POSITION WITH TRUST      BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
    ---------------------   -------------------      ----------------------------------------

Paul H. Schubert***;38          Vice President     Mr.  Schubert is an  executive  director and
                                 and Treasurer     the  director  of the  mutual  fund  finance
                                                   department of Brinson Advisors. Mr. Schubert
                                                   is a  vice  president  and  treasurer  of 22
                                                   investment   companies   for  which  Brinson
                                                   Advisors,  UBS  PaineWebber  or one of their
                                                   affiliates serves as investment advisor.


Keith A. Weller**; 39   Vice President and         Mr.   Weller  is  a   director   and  senior
                         Assistant Secretary       associate   general   counsel   of   Brinson
                                                   Advisors. Mr. Weller is a vice president and
                                                   assistant   secretary   of   22   investment
                                                   companies  for which Brinson  Advisors,  UBS
                                                   PaineWebber  or  one  of  their   affiliates
                                                   serves as investment advisor.


-------------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is 1285 Avenue of the Americas, New York, New York 10019.

*** This person's business address is Newport Center III, 499 Washington Blvd., 14th Floor, Jersey City, New Jersey 07310-1998.

+ Mrs. Alexander, Mr. Bewkes and Mr. Storms are "interested persons" of the fund as defined in the Investment Company Act by virtue of their positions with Brinson Advisors and/or UBS PaineWebber.

     The Trust pays each trustee who is not an "interested person" of the Trust $1,000 annually for each series and up to $150 per series for attending each board meeting and each separate meeting of a board committee. The Trust presently has two operating series in addition to the fund and thus pays each such trustee $3,000 annually, plus any additional amounts due for board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the complex of funds for which Brinson Advisors or UBS PaineWebber serves as investment advisor or investment manager receives additional compensation, aggregating $15,000 annually, from the relevant funds. All board members are reimbursed for any expenses incurred in attending meetings. Because Brinson Advisors and the sub-advisor perform substantially all the services necessary for the operation of the Trust and the fund, the Trust requires no employees. No officer, director or employee of Brinson Advisors or UBS PaineWebber presently receives any compensation from the Trust for acting as a board member or officer.

     The table below includes certain information relating to the compensation of the Trust's current board members from the Trust and the compensation of those board members from all funds for which Brinson Advisors or UBS PaineWebber serves as investment advisor or investment manager during the periods indicated.

                               COMPENSATION TABLE+

                                                             TOTAL COMPENSATION
                                         AGGREGATE        FROM THE TRUST AND THE
     NAME OF PERSON, POSITION      COMPENSATION FROM THE       FUND COMPLEX**
                                           TRUST*
 Richard Q. Armstrong,
 Trustee.............................         $13,605            $108,232

 Richard R. Burt,
 Trustee.............................         13,605             108,232

 Meyer Feldberg,
 Trustee.............................         13,605             173,982

 George W. Gowen,
 Trustee.............................         16,429             173,982

 Frederic V. Malek,
 Trustee ............................         13,605             108,232

 Carl W. Schafer,
 Trustee.............................         13,365             106,372

--------------------

+ Only independent board members are compensated by the funds for which Brinson Advisors or UBS PaineWebber serves as investment advisor or investment manager; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation from these funds.

* Represents total fees paid by the Trust to each board member indicated for the fiscal year ended November 30, 2000. During that period, the Trust had seven operating series among which these fees were allocated.

** Represents total compensation paid during the calendar year ended December 31, 2000 to each board member by 33 investment companies (37 in the case of Messrs. Feldberg and Gowen) for which Brinson Advisors, UBS PaineWebber or one of their affiliates served as investment advisor or investment manager. None of these funds has a bonus, pension, profit sharing or retirement plan.

            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

     As of September , 2001, Brinson Advisors owned 100% of the outstanding shares of the fund and thus may be deemed a controlling shareholder of the fund until additional investors purchase shares. None of the trustees and officers of the Trust beneficially owned any outstanding fund shares.

        INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS

     INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. Brinson Advisors acts as the investment advisor and administrator of the fund pursuant to a contract ("Advisory Contract") with the Trust, pursuant to which the fund pays Brinson Advisors a fee at the annual rate of 0.80% of average daily net assets, computed daily and paid monthly.

     Under the terms of the Advisory Contract, the fund bears all expenses incurred in its operation that are not specifically assumed by Brinson Advisors. General expenses of the Trust not readily identifiable as belonging to a specific series are allocated among the series by or under the direction of the board in such manner as the board deems fair and equitable. Expenses borne by the fund include the following: (1) fees payable to and expenses incurred on behalf of the fund by Brinson Advisors under the Advisory Contract; (2) brokers' commissions, issue and transfer taxes or other transaction fees payable in connection with any transactions in the securities in the fund's investment portfolio or other investment transactions incurred in managing the fund's assets, including portions of commissions that may be paid to reflect brokerage research services provided to Brinson Advisors; (3) taxes; (4) expenses of organizing the Trust and the fund; (5) filing fees and expenses relating to the registration and qualification of the fund's shares and the Trust under federal and/or state securities laws and maintaining such registration and qualifications; (6) fees and salaries payable to the trustees who are not interested persons of the Trust or Brinson Advisors ("Independent Trustees); (7) all expenses incurred in connection with the Trustees' services, including travel expenses; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the Independent Trustees;
(11) charges of custodians, transfer agents and other agents; (12) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, and reports and proxy materials for existing shareholders; (13) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, and reports and proxy materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may occur as a result of its legal obligation to provide indemnification to its officers, Trustees, agents and shareholders) incurred by the Trust or fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, trustees and any committees thereof; (17) the cost of investment company literature and other publications provided to trustees and officers; (18) costs of mailing, stationery and communications equipment; (19) expenses incidental to any dividend, withdrawal or redemption options; (20) charges and expenses of any outside pricing service used to value portfolio securities; (21) interest on borrowings of the Trust; and (22) fees or expenses related to license agreements with respect to securities indices.

     Under the Advisory Contract, Brinson Advisors will not be liable for any losses incurred by the Trust except to the extent that such losses resulted from an act or omission on the part of Brinson Advisors or its officers, directors or employees that involves willful misfeasance, bad faith or gross negligence or reckless disregard by Brinson Advisors of its duties under the Advisory Contract. The Advisory Contract terminates automatically upon its assignment and is terminable at any time without penalty by the board or by vote of the holders of a majority of the fund's outstanding voting securities, on 60 days' written notice to Brinson Advisors, or by Brinson Advisors on 60 days' written notice to the fund.

     The Advisory Contract authorizes Brinson Advisors to retain one or more sub-advisors. Brinson Advisors has entered into a sub-advisory contract ("Sub-Advisory Contract") with Global Asset Management (USA) Inc. ("GAM"), also an indirect wholly owned subsidiary of UBS AG. Under the Sub-Advisory Contract, Brinson Advisors (not the fund) pays GAM a fee in the annual amount of 0.40% of the fund's average daily net assets.

     Under the Sub-Advisory Contract, GAM will not be liable for any error or judgment or mistake of law or for any loss suffered by the fund in connection with the performance of the contract, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of GAM in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Sub-Advisory Contract terminates automatically upon its assignment or the termination of the Advisory/Management Contract and is terminable at any time without penalty by the board or by vote of the holders of a majority of the fund's outstanding voting securities on 60 days' notice to GAM. The Sub-Advisory Contract may also be terminated by Brinson Advisors (1) upon material breach by GAM of its representations and warranties, which breach shall not have been cured within a 20-day period after notice of such breach or
(2) if GAM becomes unable to discharge its duties and obligations under the Sub-Advisory Contract. GAM may terminate the Sub-Advisory Contract on 120 days' notice to Brinson Advisors.

     PERSONAL TRADING POLICIES. The fund, Brinson Advisors and the sub-advisor each has adopted a code of ethics under rule 17j-1 of the Investment Company Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by the fund but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing.

     PRINCIPAL UNDERWRITING ARRANGEMENTS. Brinson Advisors acts as the principal underwriter of each class of shares of the fund pursuant to a principal underwriting contract with the Trust ("Principal Underwriting Contract"). The Principal Underwriting Contract requires Brinson Advisors to use its best efforts, consistent with its other businesses, to sell shares of the fund. Shares of the fund are offered continuously. Brinson Advisors enters into dealer agreements with other broker-dealers (affiliated and non-affiliated) and with other financial institutions to authorize them to sell fund shares.

     Under separate plans of distribution pertaining to the Class A, Class B and Class C shares of the fund adopted by the Trust in the manner prescribed under Rule 12b-1 under the Investment Company Act (each, respectively, a "Class A Plan," "Class B Plan" and "Class C Plan," and collectively, "Plans"), the fund pays Brinson Advisors a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each class of shares. Under the Class B and the Class C Plan, the fund pays Brinson Advisors a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% of the average daily net assets of the applicable class of shares. There is no distribution plan with respect to the fund's Class Y shares and the fund pays no service or distribution fees with respect to its Class Y shares.

     Brinson Advisors uses the service fees under the Plans for Class A, Class B and Class C shares primarily to pay dealers for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in each fund by each dealer. Each dealer then compensates its investment professionals for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts, including related overhead expenses.

     Brinson Advisors uses the distribution fees under the Class B and Class C Plans to offset the commissions it pays to dealers for selling each fund's Class B and Class C shares, respectively, and to offset its marketing costs attributable to such classes, such as preparation, printing and distribution of sales literature, advertising and prospectuses to prospective investors and related overhead expenses, such as employee salaries and bonuses. Brinson Advisors also may use distribution fees to pay additional compensation to dealers and to offset other costs allocated to Brinson Advisors' distribution activities.

     Brinson Advisors receives the proceeds of the initial sales charge paid when Class A and Class C shares are bought and of the contingent deferred sales charge paid upon sales of shares. These proceeds also may be used to cover distribution expenses.

     The Plans for Class A, Class B and Class C shares and the Principal Underwriting Contract specify that the fund must pay service and distribution fees to Brinson Advisors as compensation for its service- and distribution-related activities, not as reimbursement for specific expenses incurred. Therefore, even if Brinson Advisors' expenses for the fund exceed the service or distribution fees it receives, the fund will not be obligated to pay more than those fees. On the other hand, if Brinson Advisors' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of any Plan will be Brinson Advisors' sole responsibility and not that of the fund. Annually, the board reviews the Plan and Brinson Advisors' corresponding expenses for each class of shares of a fund separately from the Plans and expenses of the other classes of the fund's shares.

     Among other things, each Plan provides that (1) Brinson Advisors will submit to the board at least quarterly, and the board members will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those board members who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by the fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class of the fund and (4) while the Plan remains in effect, the selection and nomination of board members who are not "interested persons" of the Trust shall be committed to the discretion of the board members who are not "interested persons" of the Trust.

     In reporting amounts expended under the Plans to the board members, Brinson Advisors allocates expenses attributable to the sale of each class of the fund's shares to such class based on the ratio of sales of shares of such class to the sales of all other classes of shares. The fees paid by one class of the fund's shares will not be used to subsidize the sale of any other class of fund shares.

     In approving the overall Flexible PricingSM system of distribution for the fund, the board considered several factors, including that implementation of Flexible Pricing would (1) enable investors to choose the purchasing option best suited to their individual situation, thereby encouraging current shareholders to make additional investments in the fund and attracting new investors and assets to the fund to the benefit of the fund and its shareholders, (2) facilitate distribution of the fund's shares and (3) maintain the competitive position of the fund in relation to other funds that have implemented or are seeking to implement similar distribution arrangements.

     In approving the Class A Plan, the Class B Plan and the Class C Plan, the board considered all the features of the distribution system and the anticipated benefits to the fund and its shareholders. With regard to each Plan, the board considered (1) the conditions under which initial sales charges and/or contingent deferred sales charges would be imposed and the amount of such charges, (2) Brinson Advisors' belief that the different combinations of initial sales charges, contingent deferred sales charges, service fees and distribution fees would be attractive to dealers and investment professionals, resulting in greater growth of the fund than might otherwise be the case, (3) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth, (4) the services provided to the fund and its shareholders by Brinson Advisors, (5) the services provided by dealers pursuant to the each dealer agreement with Brinson Advisors and (6) Brinson Advisors' shareholder service-related and, where applicable, distribution-related expenses and costs. With respect to the Class B Plan, the board members also recognized that Brinson Advisors' willingness to compensate dealers without the concomitant receipt by Brinson Advisors of initial sales charges, was conditioned upon its expectation of being compensated under the Class B Plan.

     With respect to each Plan, the board considered all compensation that Brinson Advisors would receive under the Plan and the Principal Underwriting Contract, including service fees and, as applicable, initial sales charges, distribution fees and contingent deferred sales charges. The board also considered the benefits that would accrue to Brinson Advisors under each Plan in that Brinson Advisors would receive service, distribution, advisory and administration fees that are calculated based upon a percentage of the average net assets of the fund, which fees would increase if the Plan were successful and the fund attained and maintained significant asset levels.

                             PORTFOLIO TRANSACTIONS

     Subject to policies established by the board, the sub-advisor is responsible for the execution of the fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, the sub-advisor seeks to obtain the best net results for the fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While the sub-advisor generally seeks reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. Generally, bonds are traded on the over-the-counter market on a "net" basis without a stated commission through dealers acting for their own accounts and not through brokers. The fund may invest in securities traded in the over-the-counter markets and will engage primarily with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker.

     The fund has no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through affiliates of the sub-advisor and Brinson Advisors, including UBS PaineWebber. The board has adopted procedures in conformity with Rule 17e-1 under the Investment Company Act to ensure that all brokerage commissions paid to any other broker are reasonable and fair. Specific provisions in the Advisory Contract authorize Brinson Advisors and any of its affiliates that is a member of a national securities exchange, to effect portfolio transactions for the fund on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

     Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The fund's procedures in selecting FCMs to execute its transactions in futures contracts, including procedures permitting the use of affiliates of Brinson Advisors and the sub-advisor, are similar to those in effect with respect to brokerage transactions in securities.

     In selecting brokers, the sub-advisor will consider the full range and quality of a broker's services. Consistent with the interests of the fund and subject to the review of each board, the sub-advisor may cause the fund to purchase and sell portfolio securities through brokers who provide the sub-advisor with brokerage or research services. The fund may pay those brokers a higher commission than may be charged by other brokers, provided that the sub-advisor determines in good faith that the commission is reasonable in terms either of that particular transaction or of the overall responsibility of the sub-advisor to the fund and its other clients.

     Research services obtained from brokers may include written reports, pricing and appraisal services, analysis of issues raised in proxy statements, educational seminars, subscriptions, portfolio attribution and monitoring services, and computer hardware, software and access charges which are directly related to investment research. Research services may be received in the form of written reports, online services, telephone contacts and personal meetings with securities analysts, economists, corporate and industry spokespersons and government representatives.

     For purchases or sales with broker-dealer firms that act as principal, the sub-advisor seeks best execution. Although the sub-advisor may receive certain research or execution services in connection with these transactions, the sub-advisor will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. The sub-advisor may engage in agency transactions in over-the-counter equity and debt securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

     Research services and information received from brokers or dealers are supplemental to the sub-advisor's own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which the fund effects securities transactions may be used by the sub-advisor in advising other funds or accounts and, conversely, research services furnished to the sub-advisor by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the fund.

     Investment decisions for the fund and for other investment accounts managed by the sub-advisor are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and the other account(s) in a manner deemed equitable to the fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that simultaneous transactions and the ability to participate in volume transactions will benefit the fund.

     The fund will not purchase securities that are offered in underwritings in which UBS PaineWebber or another affiliate of the sub-advisor or Brinson Advisors is a member of the underwriting or selling group, except pursuant to procedures adopted by the board pursuant to Rule 10f-3 under the Investment Company Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that UBS PaineWebber or any other affiliate of the sub-advisor or Brinson Advisors not participate in or benefit from the sale to the funds.

     PORTFOLIO TURNOVER. The fund's annual portfolio turnover rates may vary greatly from year to year, but they will not be a limiting factor when the sub-advisor deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of the fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year. The sub-advisor expects that the fund's portfolio turnover rate may exceed 100% in its initial year of operations.

            REDUCED SALES CHARGES, ADDITIONAL EXCHANGE AND REDEMPTION
                         INFORMATION AND OTHER SERVICES

     WAIVERS OF SALES CHARGES/CONTINGENT DEFERRED SALES CHARGES -- CLASS A SHARES. The following additional sales charge waivers are available for Class A shares if you:

o Purchase shares through a variable annuity offered only to qualified plans. For investments made pursuant to this waiver, Brinson Advisors may make payments out of its own resources to the dealer and to the variable annuity's sponsor, advisor or distributor in a total amount not to exceed l% of the amount invested;

o Acquire shares through an investment program that is not sponsored by UBS PaineWebber or its affiliates and that charges participants a fee for program services, provided that the program sponsor has entered into a written agreement with UBS PaineWebber permitting the sale of shares at net asset value to that program. For investments made pursuant to this waiver, Brinson Advisors may make a payment to UBS PaineWebber out of its own resources in an amount not to exceed 1% of the amount invested. For subsequent investments or exchanges made to implement a rebalancing feature of such an investment program, the minimum subsequent investment requirement is also waived;

o Acquire shares in connection with a reorganization pursuant to which a fund acquires substantially all of the assets and liabilities of another fund in exchange solely for shares of the acquiring fund; or

o Acquire shares in connection with the disposition of proceeds from the sale of shares of Managed High Yield Plus Fund Inc. that were acquired during that fund's initial public offering of shares and that meet certain other conditions described in its prospectus.

     In addition, reduced sales charges on Class A shares are available through the combined purchase plan or through rights of accumulation described below. Class A share purchases of $1 million or more are not subject to an initial sales charge; however, if a shareholder sells these shares within one year after purchase, a contingent deferred sales charge of 1% of the offering price or the net asset value of the shares at the time of sale by the shareholder, whichever is less, is imposed.

     COMBINED PURCHASE PRIVILEGE -- CLASS A SHARES. Investors and eligible groups of related fund investors may combine purchases of Class A shares of the fund with concurrent purchases of Class A shares of any other Brinson and PACE mutual funds and thus take advantage of the reduced sales charges indicated in the tables of sales charges for Class A shares in the Prospectus. The sales charge payable on the purchase of Class A shares of the fund and Class A shares of such other funds will be at the rates applicable to the total amount of the combined concurrent purchases.

     An  "eligible   group  of  related  fund  investors"  can  consist  of  any combination of the following:

          (a) an individual, that individual's spouse, parents and children;

          (b)  an  individual  and  his  or her  individual  retirement  account
     ("IRA");

          (c) an individual (or eligible group of individuals) and any company controlled by the individual(s) (a person, entity or group that holds 25% or more of the outstanding voting securities of a corporation will be deemed to control the corporation, and a partnership will be deemed to be controlled by each of its general partners);

          (d) an individual (or eligible group of individuals) and one or more employee benefit plans of a company controlled by the individual(s);

          (e) an individual (or eligible group of individuals) and a trust created by the individual(s), the beneficiaries of which are the individual and/or the individual's spouse, parents or children;

          (f) an individual and a Uniform Transfers to Minors Act/Uniform Gifts to Minors Act account created by the individual or the individual's spouse;

          (g) an employer (or group of related employers) and one or more qualified retirement plans of such employer or employers (an employer controlling, controlled by or under common control with another employer is deemed related to that other employer); or

          (h) individual accounts related together under one registered investment advisor having full discretion and control over the accounts. The registered investment advisor must communicate at least quarterly through a newsletter or investment update establishing a relationship with all of the accounts.

     RIGHTS OF ACCUMULATION -- CLASS A SHARES. Reduced sales charges are available through a right of accumulation, under which investors and eligible groups of related fund investors (as defined above) are permitted to purchase Class A shares of the fund among related accounts at the offering price applicable to the total of (1) the dollar amount then being purchased plus (2) an amount equal to the then-current net asset value of the purchaser's combined holdings of Class A fund shares and Class A shares of any other Brinson or PACE mutual fund. The purchaser must provide sufficient information to permit confirmation of his or her holdings, and the acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time.

     REINSTATEMENT PRIVILEGE -- CLASS A SHARES. Shareholders who have redeemed Class A shares of the fund may reinstate their account without a sales charge by notifying the transfer agent of such desire and forwarding a check for the amount to be purchased within 365 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the notice of reinstatement and check are received. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemption
proceeds.   Gain  on  a  redemption   is  taxable   regardless  of  whether  the
reinstatement privilege is exercised, although a loss arising out of a redemption will not be deductible to the extent the reinstatement privilege is exercised within 30 days after redemption, in which event an adjustment will be made to the shareholder's tax basis in shares acquired pursuant to the reinstatement privilege. Gain or loss on a redemption also will be readjusted for federal income tax purposes by the amount of any sales charge paid on Class A shares, under the circumstances and to the extent described in "Taxes -- Special Rule for Class A Shareholders," below.

     PURCHASES OF CLASS A SHARES THROUGH THE UBS PAINEWEBBER INSIGHTONESM PROGRAM. Investors who purchase shares through the UBS PaineWebber InsightOneSM Program are eligible to purchase Class A shares without a sales load. The UBS PaineWebber InsightOneSM Program offers a nondiscretionary brokerage account to investors for an asset-based fee at an annual rate of up to 1.50% of the assets in the account. Account holders may purchase or sell certain investment products without paying commissions or other markups/markdowns.

     PURCHASES OF CLASS A SHARES THROUGH THE PACE MULTI ADVISORSM PROGRAM. An investors who participates in the PACE Multi AdvisorSM Program is eligible to purchase Class A shares of Brinson or PACE mutual funds without paying a sales load. The PACE Multi AdvisorSM Program is is an advisory program sponsored by UBS PaineWebber that provides comprehensive investment services, including investor profiling, a personalized asset allocation strategy using an appropriate combination of funds, and a quarterly investment performance review. Participation in the PACESM Multi Advisor Program is subject to payment of an advisory fee at the effective maximum annual rate of 1.5% of assets. Employees of UBS PaineWebber and its affiliates are entitled to a waiver of this fee. Please contact your UBS PaineWebber Financial Advisor or UBS PaineWebber's correspondent firms for more information concerning mutual funds that are available through the PACESM Multi Advisor Program.

     WAIVERS OF CONTINGENT DEFERRED SALES CHARGES -- CLASS B SHARES. For purchases of Class B shares in amounts up to $249,999, the maximum 5% contingent deferred sales charge applies to sales of shares during the first year after purchase. The charge generally declines by 1% annually, reaching zero after six years. For purchases of Class B shares in amounts of $250,00 to $499,999, the maximum 3% contingent deferred sales charge applies to sales of shares during the first year after purchase. The charge declines by 1% annually, reaching zero after three years. For purchases of Class B shares in amounts of $500,000 up to $999,999, the maximum 2% contingent deferred sales charge applies to sales of shares during the first year after purchase. The charge declines by 1% annually, reaching zero after two years. Among other circumstances, the contingent deferred sales charge on Class B shares is waived where a total or partial redemption is made within one year following the death of the shareholder. The contingent deferred sales charge waiver is available where the decedent is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship. This waiver applies only to redemption of shares held at the time of death.

     PAYMENTS BY BRINSON ADVISORS -- CLASS B SHARES. For purchases of Class B shares in amounts of up to $249,000, your broker is paid an up-front commission equal to 4% of the amount sold. For purchases of Class B shares in amounts of $250,000 to $499,999, your broker is paid an up-front commission equal to 2.5% of the amount sold. For purchases of Class B shares in amounts of $400,999 to $999,999, your broker is paid an up-front commission equal to 1.75% of the amount sold.

     PAYMENTS BY BRINSON ADVISORS -- CLASS Y SHARES. Class Y shares are sold without sales charges and do not pay ongoing 12b-1 distribution or service fees. As distributor of the Class Y shares, Brinson Advisors may, from time to time, make payments out of its own resources to dealers who sell Class Y shares of the Brinson and PACE mutual funds to shareholders who buy $10 million or more at any one time.

     PURCHASES AND SALES OF CLASS Y SHARES FOR PARTICIPANTS IN UBS PW 401(K) PLUS PLAN. The trustee of the UBS PW 401(k) Plus Plan, a defined contribution plan for employees of UBS PaineWebber and certain of its affiliates, buys and sells Class Y shares of the funds that are included as investment options under the Plan to implement the investment choices of individual participants with respect to their Plan contributions. Individual Plan participants should consult the Summary Plan Description and other plan material of the UBS PW 401(k) Plus Plan (collectively, "Plan Documents") for a description of the procedures and limitations applicable to making and changing investment choices. Copies of the Plan Documents are available from the Benefits Connection, 100 Halfday Road, Lincolnshire, IL 60069 or by calling 1-888-Pwebber (1-888-793-2237). As described in the Plan Documents, the price at which Class Y shares are bought and sold by the trustee of UBS PW 401(k) Plus Plan might be more or less than the price per share at the time the participants made their investment choices.

     ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION. As discussed in the Prospectus, eligible shares of the fund may be exchanged for shares of the corresponding class of other Brinson or PACE mutual funds. Class Y shares are not eligible for exchange. Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or a fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with the fund's investment objective, policies and restrictions.

     If conditions exist that make cash payments undesirable, the fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund's net asset value. Any such redemption in kind will be made with readily marketable securities, to the extent available. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. The Trust has elected, however, to be governed by Rule 18f-1 under the Investment Company Act, under which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

     The fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the fund's portfolio at the time.

     FINANCIAL INSTITUTIONS. The fund may authorize financial institutions or their delegates or agents to accept on its behalf purchase and redemption orders that are in "good form" in accordance with the policies of those institutions. The fund will be deemed to have received these purchase and redemption orders when an institution or its delegate or agent accepts them. Like all customer orders, these orders will be priced based on the fund's net asset value next computed after receipt of the order by the service organizations or their agents. Service organizations may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.

     AUTOMATIC INVESTMENT PLAN. UBS PaineWebber offers an automatic investment plan with a minimum initial investment of $1,000 through which the fund will deduct $50 or more on a monthly, quarterly, semi-annual or annual basis from the investor's bank account to invest directly in the fund's Class A, Class B or Class C shares. In addition to providing a convenient and disciplined manner of investing, participation in the automatic investment plan enables an investor to use the technique of "dollar cost averaging." When a shareholder invests the same amount each month, the shareholder will purchase more shares when the fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, a shareholder's average purchase price per share over any given period will usually be lower than if the shareholder purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, since an automatic investment plan involves continuous investing regardless of price levels, an investor should consider his or her financial ability to continue purchases through periods of low price levels. An investor should also consider whether a single, large investment in Class B or Class C shares would qualify for Class A sales load reductions.

     SYSTEMATIC WITHDRAWAL PLAN -- CLASS A, CLASS B AND CLASS C SHARES. The systematic withdrawal plan allows investors to set up monthly, quarterly (March, June, September and December), semi-annual (June and December) or annual (December) withdrawals from their Brinson or PACE mutual fund accounts. Minimum balances and withdrawals vary according to the class of shares:

o Class A and Class C shares. Minimum value of fund shares is $5,000; minimum withdrawals of $100.

o Class B shares. Minimum value of fund shares is $10,000; minimum monthly, quarterly, and semi-annual and annual withdrawals of $100, $200, $300 and $400, respectively.

     Withdrawals under the systematic withdrawal plan will not be subject to a contingent deferred sales charge if the investor withdraws no more than 12% of the value of the fund account when the investor signed up for the Plan (for Class B shares, annually; for Class A and Class C shares, during the first year under the Plan). Shareholders who elect to receive dividends or other distributions in cash may not participate in this plan.

     An investor's participation in the systematic withdrawal plan will terminate automatically if the "Initial Account Balance" (a term that means the value of the fund account at the time the investor elects to participate in the systematic withdrawal plan), less aggregate redemptions made other than pursuant to the systematic withdrawal plan, is less than the minimum values specified above. Purchases of additional shares of the fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A shares, initial sales charges. On or about the 20th of a month for monthly, quarterly, semi-annual and annual plans, Brinson Advisors will arrange for redemption by the fund of sufficient fund shares to provide the withdrawal payments specified by participants in the fund's systematic withdrawal plan. The payments generally are mailed approximately five Business Days (defined under "Valuation of Shares") after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds. If periodic withdrawals continually exceed reinvested dividends and other distributions, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the systematic withdrawal or terminate participation in the systematic withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to Brinson Advisors or PFPC Inc. Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by PFPC. Shareholders may request the forms needed to establish a systematic withdrawal plan from their investment professionals or PFPC at 1-800-647-1568.

     INDIVIDUAL RETIREMENT ACCOUNTS. Self-directed IRAs in which purchases of shares of Brinson and PACE mutual funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisors.

     TRANSFER OF ACCOUNTS. If investors holding Class A, Class B, Class C or Class Y shares of a fund in a brokerage account transfer their brokerage accounts to another firm, the fund shares will be moved to an account with PFPC. However, if the other firm has entered into a dealer agreement with Brinson Advisors relating to the fund, the shareholder may be able to hold fund shares in an account with the other firm.

                          CONVERSION OF CLASS B SHARES

     Class B shares of the fund will automatically convert to Class A shares of the fund, based on the relative net asset values per share of the two classes, as of the close of business on the first Business Day (as defined under "Valuation of Shares") of the month in which the sixth, third or second anniversary (depending on the amount of shares purchased) of the initial issuance of those Class B shares occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance means (1) the date on which the Class B shares were issued or (2) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

                               VALUATION OF SHARES

     The fund determines its net asset value per share separately for each class of shares, normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on each Monday through Friday when the NYSE is open. Prices will be calculated earlier when the NYSE closes early because trading has been halted for the day. Currently, the NYSE is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     Securities that are listed on exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on that day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Brinson Advisors as the primary market. Securities traded in the over-the-counter market and listed on The Nasdaq Stock Market ("Nasdaq") normally are valued at the last available sale price on Nasdaq prior to valuation; other over-the-counter securities are valued at the last bid price available prior to valuation (other than short-term investments that mature in 60 days or less, which are valued as described further below). Market value for securities may also include appraisals received from a pricing service using a computerized matrix system or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Securities also may be valued based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. All cash, receivables and current payable are carried at their face value. All other securities and other assets are valued at fair value as determined in good faith by or under the direction of the board. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the board determines that this does not represent fair value.

     It should be recognized that judgment often plays a greater role in valuing thinly traded securities than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available.

                             PERFORMANCE INFORMATION

     The fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

        TOTAL RETURN CALCULATIONS. Average annual total return quotes ("Standardized Return") used in the fund's Performance Advertisements are calculated according to the following formula:

          P(1 + T)n    = ERV
where:           P     = a hypothetical initial payment of $1,000 to
                         purchase shares of a fund
                 T     = average annual total return of shares of that fund
                 N     = number of years
               ERV     = ending redeemable value of a hypothetical $1,000
                         payment at the beginning of that period.


     Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the Performance Advertisements for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value for Class A and Class C shares, the maximum sales charge of 5.5% and 1%, respectively, is deducted from the initial $1,000 payment and, for Class B and Class C shares, the applicable contingent deferred sales charge imposed on a redemption of Class B or Class C shares held for the period is deducted. All dividends and other distributions are assumed to have been reinvested at net asset value.

     The fund also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The fund calculates Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

     OTHER INFORMATION. In Performance Advertisement, the fund may compare its Standardized Return and/or Non-Standardized Return with data published by Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Wiesenberger Investment Companies Services ("Wiesenberger"), Investment Company Data, Inc. ("ICD"), or Morningstar Mutual Funds ("Morningstar") or with the performance of appropriate recognized stock and other indices and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Wiesenberger, ICD or Morningstar. Performance Advertisements also may refer to discussions of the fund and comparative mutual fund data and ratings reported in independent periodicals. Comparisons in Performance Advertisements may be in graphic form.

     Ratings may include criteria relating to portfolio characteristics in addition to performance information. In connection with a ranking, a fund may also provide additional information with respect to the ranking, such as the particular category to which it relates, the number of funds in the category, the criteria on which the ranking is based, and the effect of sales charges, fee waivers and/or expense reimbursements.

     The fund may also compare its performance with the performance of bank certificates of deposit (CDs) as measured by the CDA Certificate of Deposit Index, the Bank Rate Monitor National Index and the averages of yields of CDs of major banks published by Banxquote(R) Money Markets.

                                      TAXES

     BACKUP WITHHOLDING. The fund is required to withhold up to 31% of all taxable dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund or Brinson Advisors with a correct taxpayer identification number. Withholding at that rate also is required from taxable dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding.

     SALE OR EXCHANGE OF FUND SHARES. A shareholder's sale (redemption) of fund shares may result in a taxable gain or loss, depending on whether the shareholder receives more or less than his or her adjusted basis in the shares. In addition, if the fund's shares are bought within 30 days before or after selling other shares of the fund at a loss, all or a portion of that loss will not be deductible and will increase the basis in the newly purchased shares.

     SPECIAL RULE FOR CLASS A SHAREHOLDERS. A special tax rule applies when a shareholder sells or exchanges Class A shares within 90 days of purchase and subsequently acquires Class A shares of the same or another Brinson or PACE mutual fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original Class A shares would be increased, or any loss would be decreased, by the amount of the sales charge paid when those shares were bought, and that amount would increase the basis of the Brinson or PACE mutual fund shares subsequently acquired.

     CONVERSION OF CLASS B SHARES. A shareholder will recognize no gain or loss as a result of a conversion from Class B shares to Class A shares.

     QUALIFICATION AS REGULATED INVESTMENT COMPANIES. The fund is treated as a separate corporation for federal income tax purposes. To qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code, the fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain, if any, determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options or futures) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

     By qualifying as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If the fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year (even if it distributed that income to its shareholders) and (2) all distributions out of its earnings and profits, including distributions of net capital gain, would be taxable to its shareholders as dividends (that is, ordinary income). In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

     OTHER INFORMATION. Dividends and other distributions the fund declares in October, November or December of any year that are payable to its shareholders of record on a date in any of those months will be deemed to have been paid by the fund and received by the shareholders on December 31 of that year if the fund pays the distributions during the following January.

     A portion of the dividends from the fund's investment company taxable income (whether paid in cash or in additional fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends the fund receives from U.S. corporations (and capital gain distributions thus are not eligible for the deduction). However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

     If fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that if shares are purchased shortly before the record date for a taxable dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

     The fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for the calendar year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

     Dividends and interest received, and gains realized, by the fund on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions (collectively "foreign taxes") that would reduce the return on its securities. Tax conventions between certain countries and the United States, however, may reduce or eliminate foreign taxes, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the fund's total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes it paid. Pursuant to the election, the fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by him or her, his or her proportionate share of those taxes, (2) would be required to treat his or her share of those taxes and of any dividend paid by the fund that represents income from foreign or U.S. possessions sources as his or her own income from those sources and (3) could either deduct the foreign taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his or her federal income tax. The fund will report to its shareholders shortly after each taxable year their respective shares of foreign taxes paid to, and the income from sources within, foreign countries and U.S. possessions if it makes this election. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation, in which event they would be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required. The fund does not expect to be able to make this election during the coming year.

     The fund may invest in the stock of "passive foreign investment companies" ("PFICs") if that stock is a permissible investment. A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain from disposition of that stock (collectively
"PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

     If the fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which it may have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the QEF did not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.

     The fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over the fund's adjusted basis therein as of the end of that year. Pursuant to the election, the fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the fund for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The fund's adjusted basis in each PFIC's stock with respect to which it has made this election will be adjusted to reflect the amounts of income included and deductions taken thereunder.

     The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the fund realizes in connection therewith. Gains from options and futures contracts derived by the fund with respect to its business of investing in securities, will be treated as qualifying income under the Income Requirement.

     Certain futures, foreign currency contracts and listed nonequity options (such as those on a securities index) in which the fund may invest may be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts a fund holds at the end of each taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that the fund must distribute to satisfy the Distribution Requirement (I.E., with respect to the portion treated as short-term capital gain), which will be taxable to the shareholders as ordinary income, and to increase the net capital gain the fund recognizes, without in either case increasing the cash available to the fund. The fund may elect not to have the foregoing rules apply to any "mixed straddle" (that is, a straddle, clearly identified by the fund in accordance with the regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends that must be distributed.

     Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to exchange rate fluctuations between the time the fund accrues interest, dividends or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains, referred to under the Code as "section 988" gains or losses, will increase or decrease the amount of the fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain. If section 988 losses exceed other investment company taxable income during a taxable year, the fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her fund shares.

     Offsetting positions in any actively traded security, option, futures or forward contract entered into or held by the fund may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of the fund's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available to the funds which may mitigate the effects of the straddle rules, particularly with respect to "mixed straddles" (I.E., a straddle of which at least one, but not all, positions are section 1256 contracts).

     When a covered call option written (sold) by the fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When the fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by the fund is exercised, the fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium it received when it wrote the option is more or less than the basis of the underlying security.

     If the fund has an "appreciated financial position"-- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis--and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract entered into by the fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to the fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

     If the fund acquires zero coupon or other securities issued with original issue discount ("OID") and/or Treasury inflation-indexed securities ("TIIS"), on which principal is adjusted based on changes in the Consumer Price Index, it must include in its gross income the OID that accrues on those securities, and the amount of any principal increases on TIIS, during the taxable year, even if the fund receives no corresponding payment on them during the year. Similarly, if the fund invests in payment-in-kind ("PIK") securities, it must include in its gross income securities it receives as "interest" on those securities. The fund has elected similar treatment with respect to securities purchased at a discount from their face value ("market discount"). Because the fund annually must distribute substantially all of its investment company taxable income, including any accrued OID, market discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would have to be made from the fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The fund might realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

     The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the fund and its shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the fund's activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local or foreign taxes applicable to the fund and to dividends and other distributions therefrom.

                                OTHER INFORMATION

     MASSACHUSETTS BUSINESS TRUST. The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of the fund could, under certain circumstances, be held personally liable for the obligations of the fund or the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or the fund and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the board members or by any officers or officer by or on behalf of the Trust or the fund, the board members or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from the relevant fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility that Brinson Advisors believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability would be entitled to reimbursement from the general assets of the fund. The board members intend to conduct the fund's operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

     CLASSES OF SHARES. The fund consists of Class A shares, Class B shares, Class C shares and Class Y shares. Class B shares include Sub-Class B-1 shares, Sub-Class B-2 shares and Sub-Class B-3 shares. A share of each class of the fund represents an identical interest in the fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and expenses applicable to the different classes of shares of the fund will affect the performance of those classes. Each share of the fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of the fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A, Class B, Class C and Class Y shares will differ.

     VOTING RIGHTS. Shareholders of the fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all of the trustees of the Trust. The shares of the fund will be voted together, except that only the shareholders of a particular class of the fund may vote on matters affecting only that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series of the Trust is required by law.

     The fund does not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a trustee at the written request of holders of 10% of the outstanding shares of the Trust.

     CLASS-SPECIFIC EXPENSES. The fund may determine to allocate certain of its expenses (in addition to service and distribution fees) to the specific classes of its shares to which those expenses are attributable. For example, Class B and Class C shares bear higher transfer agency fees per shareholder account than those borne by Class A or Class Y shares. The higher fee is imposed due to the higher costs incurred by the transfer agent in tracking shares subject to a contingent deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined in order to determine the applicable charge. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each class and the relative amounts of net assets in each class.

     PRIOR NAMES. Prior to June 4, 2001, the Trust was known as "PaineWebber Managed Investments Trust."

     CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. Chase Manhattan Bank, located at ________________________, serves as custodian and recordkeeping agent for the fund and employs foreign sub-custodians approved by the board in accordance with applicable requirements under the Investment Company Act to provide custody of the fund's foreign assets. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as the fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

     COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the Trust and the fund. Kirkpatrick & Lockhart LLP also acts as counsel to UBS PaineWebber and Brinson Advisors in connection with other matters.

     AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the Trust.

YOU SHOULD RELY ONLY ON THE  INFORMATION
CONTAINED   OR   REFERRED   TO  IN   THE
PROSPECTUS   AND   THIS   STATEMENT   OF
ADDITIONAL INFORMATION. THE FUND AND ITS
PRINCIPAL     UNDERWRITER    HAVE    NOT
AUTHORIZED  ANYONE TO  PROVIDE  YOU WITH
INFORMATION   THAT  IS  DIFFERENT.   THE
PROSPECTUS   AND   THIS   STATEMENT   OF
ADDITIONAL  INFORMATION ARE NOT AN OFFER
TO  SELL  SHARES  OF  THE  FUND  IN  ANY
JURISDICTION   WHERE  THE  FUND  OR  ITS
PRINCIPAL  UNDERWRITER  MAY NOT LAWFULLY
SELL THOSE SHARES.


            ------------

                                                       Brinson Equity Focus Fund

                                             ----------------------------------

                                             Statement of Additional Information

                                                             September ___, 2001

                                             -----------------------------------






                                            PRELIMINARY STATEMENT OF ADDITIONAL
                                                        INFORMATION
                                                   DATED JULY  ___, 2001
                                                   SUBJECT TO COMPLETION








(C)2001  Brinson Advisors, Inc. All rights reserved.
 ___________________________________________________

                      PART C. OTHER INFORMATION
                      -------------------------
Item 23. Exhibits
         --------


         (1)      (a)      Amended and Restated Declaration of Trust 1/

                  (b)      Amendment to Declaration of Trust effective April 8,
                           1998 2/

                  (c)      Amendment to Declaration of Trust effective July 9,
                           1998 2/

                  (d) Amendment to Declaration of Trust effective August 19, 1998 3/

                  (e)      Amendment to Declaration of Trust effective June 22,
                           1999 4/

                  (f)      Amendment to Declaration of Trust effective July 28,
                           1999 5/

                  (g) Amendment to Declaration of Trust effective June 4, 2001 (filed herewith)

                  (h) Amendment to Declaration of Trust effective June 5, 2001 (filed herewith)


         (2)      Restated By-Laws 1/

         (3) Instruments defining the rights of holders of the Registrant's shares of beneficial interest 6/


         (4)      (a)      Investment Advisory and Administration Contract
                           with respect to Brinson Strategy Fund 3/

                  (b) Investment Management and Administration Contract with respect to PaineWebber High Income Fund 7/

                  (c) Form of Investment Advisory and Administration Contract with respect to Brinson Equity Focus Fund (filed herewith)

                  (d) Investment Advisory Fee Agreement with respect to Brinson Strategy Fund 5/

                  (e) Sub-Advisory Contract with Massachusetts Financial Services Company with respect to PaineWebber High Income Fund 7/

                  (f) Form of Sub-Advisory Contract with Global Asset Management (USA) Inc. with respect to Brinson Equity Focus Fund (filed herewith)

         (5)      (a)      Distribution Contract with respect to Brinson
                           Strategy Fund and PaineWebber High Income Fund 8/

                  (b) Dealer Agreement with respect to Brinson Strategy Fund and PaineWebber High Income Fund 8/

                  (c) Form of Principal Underwriting Contract with respect to Brinson Equity Focus Fund (filed herewith)

                  (d) Form of Dealer Agreement with respect to Brinson Equity Focus Fund (filed herewith)

                  (e)      Form of Selected Dealer Agreement 12/


         (6)      Bonus, profit sharing or pension plans - none


         (7)      (a)      Custodian Agreement with respect to Brinson Strategy
                           Fund and PaineWebber High Income Fund 1/

                  (b)      Amendment to Custodian Agreement (to be filed)

                  (c) Form of Custodian Agreement with respect to Brinson Equity Focus Fund (to be filed)

         (8)      Transfer Agency Agreement 9/


         (9)      Opinion and consent of counsel (filed herewith)


         (10) Other opinions, appraisals, rulings and consents: Auditor's Consent (not applicable)


         (11)     Financial statements omitted from prospectus - none

         (12)     Letter of investment intent 1/

         (13)     (a)      Plan of Distribution pursuant to Rule 12b-1 with
                           respect to Class A Shares 3/

                  (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B Shares 3/

                  (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C Shares 3/


                  (d)      Addendum to Class C Plan for Brinson Strategy Fund 5/

         (14)     Multiple Class Plan pursuant to Rule 18f-3 (filed herewith)

         (15)     (a)      Code of Ethics for Registrant, its investment manager
                           or adviser and its principal distributor 10/

                  (b) Code of Ethics for Massachusetts Financial Services Company 11/

                  (c) Code of Ethics for Global Asset Management (USA) Inc. (filed herewith)


-----------------

1/ Incorporated by reference from Post-Effective Amendment No. 52 to the registration statement, SEC File No. 2-91362, filed February 27, 1998.

2 Incorporated by reference from Post-Effective Amendment No. 54 to the registration statement, SEC File No. 2-91362, filed July 21, 1998.

3/ Incorporated by reference from Post-Effective Amendment No. 59 to the registration statement, SEC File No. 2-91362, filed February 26, 1999.

4/ Incorporated by reference from Post-Effective Amendment No. 63 to the registration statement, SEC File No. 2-91362, filed July 29, 1999.

5/ Incorporated by reference from Post-Effective Amendment No. 65 to the registration statement, SEC File No. 2-91362, filed December 3, 1999.

6/ Incorporated by reference from Articles III, VIII, IX, X and XI of Registrant's Amended and Restated Declaration of Trust and from Articles II, VII and X of Registrant's Restated By-Laws.


7/ Incorporated by reference from Post-Effective Amendment No. 72 to the registration statement, SEC File No. 2-91362, filed March 30, 2001.

8/ Incorporated by reference from Post Effective Amendment No. 71 to the registration statement, SEC File No. 2-91362, filed January 31, 2001.

9/ Incorporated by reference from Post-Effective Amendment No. 53 to the registration statement, SEC File No. 2-91362, filed March 31, 1998.


10/ Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement of PaineWebber Mutual Fund Trust, SEC File No. 2-98149, filed June 27, 2000.

11/ Incorporated by reference from Post-Effective Amendment No. 69 to the registration statement, SEC File No. 2-91362, filed December 22, 2000.


12/ Incorporated by reference from Post-Effective Amendment No. 44 to the registration statement of Brinson Master Series, Inc., SEC File No. 33-2524, filed June 27, 2001.

Item 24. Persons Controlled by or under Common Control with Registrant

         None.

Item 25. Indemnification

         Section 2 of "Indemnification" in Article X of the Declaration of Trust provides that the Registrant will indemnify its trustees and officers to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article X, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. Section 2 of "Indemnification" in Article X also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

         Additionally, "Limitation of Liability" in Article X of the Declaration of Trust provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with, or having a claim against, the Trust; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee or investment adviser of the Registrant.

         Section 2 of Article XI of the Declaration of Trust additionally provides that, subject to the provisions of Section 1 of Article XI and to
Article X, the trustees shall not be liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts, or failing to follow such advice, with respect to the meaning and operation of the Declaration of Trust.

         Article XI of the By-Laws provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a trustee, officer or employee of the Trust, or is or was serving at the request of the Trust as a trustee, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in any such capacity or arising out of his or her status as such, whether or not the Registrant would have the power to indemnify him or her against such liability, provided that the Registrant may not acquire insurance protecting any trustee or officer against liability to the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.


         Section 9 of each Investment Advisory and Administration Contract or Investment Management and Administration Contract ("each an Advisory Contract") between Brinson Advisors, Inc. ("Brinson Advisors") and the Trust provides that Brinson Advisors shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with the matters to which the Advisory Contract relates, except for a loss resulting from willful misfeasance, bad faith, or gross negligence of Brinson Advisors in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Contract. Each sub-advisory contract contains similar provisions with respect to the applicable sub-adviser. Section 10 of each Advisory Contract provides that the trustees shall not be liable for any obligations of the Trust under the Advisory Contract and that Brinson Advisors shall look only to the assets and property of the Trust in settlement of such right or claim and not to the assets and property of the trustees.

         Section 9 of the Distribution Contract and the Principal Underwriting Contract (each a "Contract") provides that the Trust will indemnify Brinson Advisors and its officers, directors or controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Brinson Advisors to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933, as amended ("1933 Act"). Section 9 of each Contract also provides that Brinson Advisors agrees to indemnify, defend and hold the Trust, its officers and trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Brinson Advisors for use in the Registration Statement or arising out of an agreement between Brinson Advisors and any retail dealer, or arising out of supplementary literature or advertising used by Brinson Advisors in connection with the Contract.

         Section 9 of each  Dealer  Agreement  contains  provisions  similar  to
Section 9 of the Distribution Contract, with respect to the applicable dealer.

         Section 10 of the Distribution Contract and Principal Underwriting Contract contains provisions similar to that of the section of the Advisory Contracts limiting the liability of the Trust's trustees.


         Insofar as indemnification for liabilities arising under the 1933 Act, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser/Investment Manager


         Brinson Advisors is primarily engaged in providing investment management, administration and distribution services. Information as to the officers and directors of Brinson Advisors is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.

         Massachusetts Financial Services Company ("MFS") serves as sub-advisor for PaineWebber High Income Fund. Information regarding the officers and directors of MFS is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-17352) and is incorporated herein by reference.

         Global Asset Management (USA) Inc. ("GAM") serves as sub-advisor for Brinson Equity Focus Fund. Information regarding the officers and direction of GAM is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-35671) and is incorporated herein by reference.

Item 27. Principal Underwriters


         (a) Brinson Advisors serves as principal underwriter and/or investment advisor for the following other investment companies:

               2002 TARGET TERM TRUST INC.
               ALL AMERICAN TERM TRUST INC.
               BRINSON FINANCIAL SERVICES GROWTH FUND INC.
               BRINSON INDEX TRUST
               BRINSON INVESTMENT TRUST
               BRINSON MANAGED INVESTMENTS TRUST
               BRINSON MASTER SERIES, INC.
               BRINSON MONEY SERIES
               BRINSON SECURITIES TRUST
               BRINSON SERIES TRUST
               GLOBAL HIGH INCOME DOLLAR FUND INC.
               INSURED MUNICIPAL INCOME FUND INC.
               INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
               LIQUID INSTITUTIONAL RESERVES
               MANAGED HIGH YIELD PLUS FUND INC.
               STRATEGIC GLOBAL INCOME FUND, INC.
               UBS PAINEWEBBER CASHFUND, INC.
               UBS PAINEWEBBER MANAGED MUNICIPAL TRUST
               UBS PAINEWEBBER MUNICIPAL MONEY MARKET SERIES UBS PAINEWEBBER RMA MONEY FUND, INC.
               UBS PAINEWEBBER RMA TAX-FREE FUND, INC.


         (b) Brinson Advisors is the principal underwriter for the Registrant. UBS PaineWebber acts as dealer for the shares of the Registrant. The directors and officers of Brinson Advisors, their principal business addresses and their positions and offices with Brinson Advisors are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219). The directors and officers of UBS PaineWebber, their principal business addresses and their positions and offices with UBS PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163). The foregoing information is hereby incorporated by reference. The information set forth below is furnished for those directors and officers of Brinson Advisors or UBS PaineWebber who also serve as trustees or officers of the Registrant.


                                  Position and Offices With        Position and Offices with
Name                              Registrant                       Underwriter or Dealer
----                              ----------                       ---------------------
Margo N. Alexander*               Trustee                          Chairman and a Director of Brinson Advisors and an
                                                                   Executive Vice President and a Director of UBS
                                                                   PaineWebber

Brian M. Storms*                  Trustee and President            Chief Executive Officer and President of Brinson
                                                                   Advisors


T. Kirkham Barneby*               Vice President                   A Managing Director and Chief Investment Officer -
                                                                   Quantitative Investments of Brinson Advisors

Thomas Disbrow***                 Vice President and Assistant     A Director and a Senior Manager of the Mutual Fund
                                  Treasurer                        Finance Department of Brinson Advisors

Amy R. Doberman**                 Vice President                   An Executive Director and General Counsel of
                                                                   Brinson Advisors



                                      C-5

                                  Position and Offices With        Position and Offices with
Name                              Registrant                       Underwriter or Dealer
----                              ----------                       ---------------------

Elbridge T. Gerry III*            Vice President                   A Managing Director and Chief Investment Officer -
                                                                   Fixed Income - of Brinson Advisors

Kevin J. Mahoney***               Vice President and Assistant     A Director and a Senior Manager of the Mutual Fund
                                  Treasurer                        Finance Department of Brinson Advisors

Emil Polito*                      Vice President                   An Executive Director and Director of Investment
                                                                   Support and Mutual Fund Services of Brinson
                                                                   Advisors

Paul H. Schubert***               Vice President and Treasurer     An Executive Director and the Director of the
                                                                   Mutual Fund Finance Department of Brinson Advisors

Keith A. Weller**                 Vice President and Assistant     A Director and Senior Associate General Counsel of
                                  Secretary                        Brinson Advisors


---------

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

*** This person's business address is Newport Center III, 499 Washington Blvd., 14th Floor, Jersey City, New Jersey 07310-1998.

         (c) None.

Item 28. Location of Accounts and Records

        The books and other documents required by paragraphs (b)(4), (c) and (d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Brinson Advisors at 1285 Avenue of the Americas, New York, New York 10019-6028 and 51 West 52nd Street, New York, New York 10019-6114. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 29. Management Services

         Not applicable.

Item 30. Undertakings

         None.

                                  SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 29th day of June, 2001.

                               BRINSON MANAGED INVESTMENTS TRUST

                               By:       /s/ Keith A. Weller
                                         ---------------------------------------
                                         Keith A. Weller
                                         Vice President and Assistant Secretary

           Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:


SIGNATURE                                     TITLE                                     DATE
---------                                     -----                                     ----
/s/ Brian M. Storms                           President and Trustee                     June 29, 2001
-------------------------------               (Chief Executive Officer)
Brian M. Storms*

/s/ E. Garrett Bewkes, Jr.                    Trustee and Chairman                      June 29, 2001
-------------------------------               of the Board of Trustees
E. Garrett Bewkes, Jr. *

/s/ Margo N. Alexander                        Trustee                                   June 29, 2001
-------------------------------
Margo N. Alexander *

/s/ Richard Q. Armstrong                      Trustee                                   June 29, 2001
-------------------------------
Richard Q. Armstrong *

/s/ Richard R. Burt                           Trustee                                   June 29, 2001
-------------------------------
Richard R. Burt *

/s/ Meyer Feldberg                            Trustee                                   June 29, 2001
-------------------------------
Meyer Feldberg *

/s/ George W. Gowen                           Trustee                                   June 29, 2001
-------------------------------
George W. Gowen *

/s/ Frederic V. Malek                         Trustee                                   June 29, 2001
------------------------------
Frederic V. Malek *

/s/ Carl W. Schafer                           Trustee                                   June 29, 2001
-------------------------------
Carl W. Schafer *

/s/ Paul H. Schubert                          Vice President and Treasurer              June 29, 2001
-------------------------------               (Chief Financial and Accounting
Paul H. Schubert                              Officer)

* Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 9, 2001 and incorporated by reference from Post-Effective Amendment No. 16 to the registration statement of Liquid Institutional Reserves, SEC File No. 33-39029, filed June 29, 2001.

                        BRINSON MANAGED INVESTMENTS TRUST


                                  EXHIBIT INDEX

Exhibit
Number

         (1)      (a)      Amended and Restated Declaration of Trust 1/

                  (b)      Amendment to Declaration of Trust effective April 8,
                           1998 2/

                  (c)      Amendment to Declaration of Trust effective July 9,
                           1998 2/

                  (d) Amendment to Declaration of Trust effective August 19, 1998 3/

                  (e)      Amendment to Declaration of Trust effective June 22,
                           1999 4/

                  (f)      Amendment to Declaration of Trust effective July 28,
                           1999 5/


                  (g) Amendment to Declaration of Trust effective June 4, 2001 (filed herewith)

                  (h) Amendment to Declaration of Trust effective June 5, 2001 (filed herewith)


         (2)      Restated By-Laws 1/

         (3) Instruments defining the rights of holders of the Registrant's shares of beneficial interest 6/


         (4)      (a)      Investment Advisory and Administration Contract
                           with respect to Brinson Strategy Fund 3/

                  (b) Investment Management and Administration Contract with respect to PaineWebber High Income Fund 7/

                  (c) Form of Investment Advisory and Administration Contract with respect to Brinson Equity Focus Fund (filed herewith)

                  (d) Investment Advisory Fee Agreement with respect to Brinson Strategy Fund 5/

                  (e) Sub-Advisory Contract with Massachusetts Financial Services Company with respect to PaineWebber High Income Fund 7/

                  (f) Form of Sub-Advisory Contract with Global Asset Management (USA) Inc. with respect to Brinson Equity Focus Fund (filed herewith)

         (5)      (a)      Distribution Contract with respect to Brinson
                           Strategy Fund and PaineWebber High Income Fund 8/

                  (b) Dealer Agreement with respect to Brinson Strategy Fund and PaineWebber High Income Fund 8/

                  (c) Form of Principal Underwriting Contract with respect to Brinson Equity Focus Fund (filed herewith)

                  (d) Form of Dealer Agreement with respect to Brinson Equity Focus Fund (filed herewith)

                  (e)      Form of Selected Dealer Agreement 12/


         (6)      Bonus, profit sharing or pension plans - none


         (7)      (a)      Custodian Agreement with respect to Brinson Strategy
                           Fund and PaineWebber High Income Fund 1/

                  (b)      Amendment to Custodian Agreement (to be filed)

                  (c) Form of Custodian Agreement with respect to Brinson Equity Focus Fund (to be filed)

         (8)      Transfer Agency Agreement 9/


         (9)      Opinion and consent of counsel (filed herewith)


         (10) Other opinions, appraisals, rulings and consents: Auditor's Consent (not applicable)


         (11)     Financial statements omitted from prospectus - none

         (12)     Letter of investment intent 1/

         (13)     (a)      Plan of Distribution pursuant to Rule 12b-1 with
                           respect to Class A Shares 3/

                  (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B Shares 3/

                  (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C Shares 3/


                  (d)      Addendum to Class C Plan for Brinson Strategy Fund 5/


         (14)     Multiple Class Plan pursuant to Rule 18f-3 (filed herewith)


         (15)     (a)      Code of Ethics for Registrant, its investment manager
                           or adviser and its principal distributor 10/

                  (b) Code of Ethics for Massachusetts Financial Services Company 11/


                  (c) Code of Ethics for Global Asset Management (USA) Inc. (filed herewith)
-----------------


1/ Incorporated by reference from Post-Effective Amendment No. 52 to the registration statement, SEC File No. 2-91362, filed February 27, 1998.

2 Incorporated by reference from Post-Effective Amendment No. 54 to the registration statement, SEC File No. 2-91362, filed July 21, 1998.

3/ Incorporated by reference from Post-Effective Amendment No. 59 to the registration statement, SEC File No. 2-91362, filed February 26, 1999.

4/ Incorporated by reference from Post-Effective Amendment No. 63 to the registration statement, SEC File No. 2-91362, filed July 29, 1999.

5/ Incorporated by reference from Post-Effective Amendment No. 65 to the registration statement, SEC File No. 2-91362, filed December 3, 1999.

6/ Incorporated by reference from Articles III, VIII, IX, X and XI of Registrant's Amended and Restated Declaration of Trust and from Articles II, VII and X of Registrant's Restated By-Laws.


7/ Incorporated by reference from Post-Effective Amendment No. 72 to the registration statement, SEC File No. 2-91362, filed March 30, 2001.

8/ Incorporated by reference from Post Effective Amendment No. 71 to the registration statement, SEC File No. 2-91362, filed January 31, 2001.

9/ Incorporated by reference from Post-Effective Amendment No. 53 to the registration statement, SEC File No. 2-91362, filed March 31, 1998.


10/ Incorporated by reference from Post-Effective Amendment No. 29 to the registration statement of PaineWebber Mutual Fund Trust, SEC File No. 2-98149, filed June 27, 2000.

11/ Incorporated by reference from Post-Effective Amendment No. 69 to the registration statement, SEC File No. 2-91362, filed December 22, 2000.


12/ Incorporated by reference from Post-Effective Amendment No. 44 to the registration statement of Brinson Master Series, Inc., SEC File No. 33-2524, filed June 27, 2001.